As filed with the Securities and Exchange Commission on August 8, 2000
                                              Securities Act File No. 333-_____
                                      Investment Company Act File No. 811-_____
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                            -----------------------

                                    FORM N-2
              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                           Pre-Effective Amendment No.                      [ ]
                           Post Effective Amendment No.                     [ ]
                                     and/or
                         REGISTRATION STATEMENT UNDER THE                   [X]
                          INVESTMENT COMPANY ACT OF 1940
                                  Amendment No.                             [ ]
                        (check appropriate box or boxes)

                            -----------------------

                                 XYZ MEDS Trust
               (Exact Name of Registrant as Specified in Charter)

                            -----------------------

                            c/o PUGLISI & ASSOCIATES
                               850 Library Avenue
                             Newark, Delaware 19715
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (302) 738-6680

                            -----------------------

                               Donald J. Puglisi
                              Puglisi & Associates
                               850 Library Avenue
                             Newark, Delaware 19715
                    (Name and Address of Agent for Service)

                            -----------------------

                                   Copies to:
                          Deanna L. Kirkpatrick, Esq.
                             Davis Polk & Wardwell
                              450 Lexington Avenue
                            New York, New York 10017

                            -----------------------

     Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

                            -----------------------

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. o

                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
------------------------------------------------------------------------------------------------------
                                                                          Proposed
                                                                           Maximum
                                                                          Aggregate      Amount of
               Title of Securities                    Amount Being        Offering      Registration
                 Being Registered                      Registered         Price (1)         Fee
------------------------------------------------------------------------------------------------------
MEDS representing shares of beneficial interest        $10,000,000       $10,000,000      $2,640
------------------------------------------------------------------------------------------------------

(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o).

                            -----------------------

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
===============================================================================

                   XYZ MANDATORY ENHANCED DIVIDEND SECURITIES

                             CROSS-REFERENCE SHEET

           (Pursuant to Rule 404(C) under the Securities Act of 1933)

                           Parts A & B of Prospectus*

Item
Number             Caption                    Location in Prospectus
------             -------                    ----------------------
 1.    Outside Front Cover................. Front Cover Page
 2.    Inside Front and Outside Back
         Cover Page........................ Front Cover Page; Inside Front Cover
                                              Page; Outside Back Cover Page
 3.    Fee Table and Synopsis.............. Prospectus Summary; Fee Table
 4.    Financial Highlights................ Not Applicable
 5.    Plan of Distribution................ Front Cover Page; Prospectus
                                              Summary; Underwriting
 6.    Selling Shareholders................ Not Applicable
 7.    Use of Proceeds..................... Use of Proceeds; Investment
                                              Objectives and Policies
 8.    General Description of the
         Registrant........................ Front Cover Page; Prospectus
                                              Summary; The Trust; Investment
                                              Objectives and Policies; Risk
                                              Factors
 9.    Management.......................... Management Arrangements
10.    Capital Stock, Long-Term Debt
         and Other Securities.............. Investment Objectives and Policies;
                                              Description of the MEDS; Certain
                                              Federal Income Tax Considerations
11.    Defaults and Arrears on
         Senior Securities................. Not Applicable
12.    Legal Proceedings................... Not Applicable
13.    Table of Contents of the Statement
         of Additional Information......... Not Applicable
14.    Cover Page.......................... Not Applicable
15.    Table of Contents................... Not Applicable
16.    General Information and History..... The Trust
17.    Investment Objectives and Policies.. Investment Objectives and Policies
18.    Management.......................... Management Arrangements
19.    Control Persons and Principal
         Holders of Securities............. Management Arrangements
20.    Investment Advisory and Other
         Services.......................... Management Arrangements
21.    Brokerage Allocation and Other
         Practices......................... Investment Objectives and Policies
22.    Tax Status.......................... Certain Tax Considerations
23.    Financial Statements................ Statement of Assets, Liabilities and
                                              Capital
---------
* Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B; Statement of Additional Information has been included in Part A; The Prospectus. Information required to be included in Part C is set forth under the appropriate item so numbered in Part C of this Registration Statement.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and we are not soliciting offers to buy these securities in any state where the offer or sale is not permitted.

                  Subject to Completion, dated August __, 2000
Prospectus
                                                             [XYZ Company logo]
    MEDS(sm)
XYZ MEDS Trust
$     Mandatory Enhanced Dividend Securities(sm) (MEDS(sm))
(Subject to Exchange for Common Stock of XYZ Company or Cash)

                            -----------------------

The Trust

We are a newly created Delaware business trust. We will enter into a prepaid forward purchase contract with ABC, one of the stockholders of XYZ Company, for the purchase of XYZ common stock. We will purchase U.S. Treasury securities to fund quarterly payments on the MEDS. The contract and the U.S. Treasury securities will be primarily our only assets.

The MEDS

Each MEDS represents a proportionate share of undivided beneficial interest in our assets. We will make payments of $o per MEDS on o, o, o and o of each year, beginning on o, until o, from funds we receive from our Treasury securities.

Number of Shares of XYZ Common Stock or Amount of Cash You Will Receive for Each MEDS:

On o, 2003, ABC will deliver shares of XYZ common stock, and/or other reference property distributed in respect of those shares by that date, or cash, to us, and we will distribute to you your proportionate share of that property. If the average of the closing prices of XYZ common stock on the 20 trading days immediately prior to o, 2003, is:

     o    greater than $o , you will receive 0. o of a share per MEDS.

     o greater than $o but less than or equal to $o, you will receive shares worth $o, valued at the average closing prices of the shares on the 20 trading days immediately prior to o, 2003 per MEDS.

     o    less than or equal to $o, you will receive one share per MEDS.

Early or Delayed Settlement of MEDS

The contract may be accelerated in whole, but not in part, and our trust may dissolve, if the reference property to be received under the contract no longer includes any marketable equity securities, or there is a default under, or insufficient collateral securing, the contract. In addition, if following any dilution and/or reorganization event, 30% or more of the reference property will consist of cash and property other than marketable equity securities, then the contract will be accelerated in part with respect to the reference property other than the marketable equity securities. The seller will have the right to extend the maturity of the contract by three months in connection with an offering of new securities similar to the MEDS.

Trading of the MEDS

The MEDS have no history of public trading. We will apply to the Nasdaq National Market to list the MEDS for trading under the symbol "o." XYZ common stock is listed on the Nasdaq National Market under the symbol "XYZ." On o, 2000, the last sale price of XYZ common stock on the Nasdaq National Market was $o per share. XYZ Company is not affiliated with us or the seller. Closed-end fund shares frequently trade at a discount from the net asset value of the fund. This risk may be greater for you if you anticipate selling your MEDS soon after this public offering.

The prospectus sets forth concisely the information about XYZ MEDS Trust that you should know before investing and should be retained for future reference. Additional information about XYZ MEDS Trust has been filed with the Securities and Exchange Commission and is available upon written or oral request and without charge. See "Where You Can Find More Information" on page 38 of this prospectus.

Investing in the MEDS involves risks.
See "Risk Factors" beginning on page 24.
-------------------------------------------------------------------------------
                                                       Proceeds to the Trust
                Public Offering Price   Sales Load        Before Expenses
-------------------------------------------------------------------------------
Per MEDS           $                       $                  $
-------------------------------------------------------------------------------
Total              $                       $                  $
-------------------------------------------------------------------------------

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities, or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

We have granted the underwriters the right to purchase up to an additional o MEDS to cover over-allotments. The underwriters are offering the MEDS subject to various conditions. J.P. Morgan Securities Inc. expects to deliver the MEDS to purchasers on o, 2000.

                                J.P. Morgan & Co

                    , 2000

                               Table of Contents

                                                                           Page

Prospectus Summary...........................................................3
Fee Table...................................................................10
The Trust...................................................................10
Use of Proceeds.............................................................11
Investment Objectives and Policies..........................................11
Investment Restrictions.....................................................23
Risk Factors................................................................24
Description of the MEDS.....................................................29
Management Arrangements.....................................................30
Dividends and Distributions.................................................32
Net Asset Value.............................................................32
Certain Tax Considerations..................................................33
Underwriting................................................................36
Legal Matters...............................................................38
Experts.....................................................................38
Where You Can Find More Information.........................................38
Independent Auditors' Report...............................................F-1
Statement of Assets, Liabilities and Capital...............................F-2

No person has been authorized to give any information or to make any representations other than those contained in this prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized. This prospectus does not constitute an offer to sell or the solicitation of an offer to buy any securities other than the securities to which it relates or any offer to sell or the solicitation of any offer to buy such securities in any jurisdiction in which such offer or solicitation is unlawful. Neither the delivery of this prospectus nor any sale made hereunder shall, under any circumstances, create any implication that there has been no change in the affairs of XYZ MEDS Trust since the date hereof or that the information contained herein is correct as of any time subsequent to the date of such information.

Until o, 2000 all dealers that buy, sell or trade MEDS, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

"MEDS" is a service mark of J.P. Morgan Securities Inc. J.P. Morgan Securities Inc. has filed an application to register "Mandatory Enhanced Dividend Securities" as its service mark and the application is pending.

                               Prospectus Summary

     This summary highlights certain information contained elsewhere in this prospectus. This summary is not complete and does not contain all of the information that you should consider before investing in the MEDS. You should read the entire prospectus carefully, especially the risks of investing in the MEDS discussed under "Risk Factors." In this prospectus, "XYZ MEDS Trust," the "Trust", "we," "us" and "our" each refers to XYZ MEDS Trust.

The Trust

     We are a recently created Delaware business trust and will be registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940. Our trust will dissolve on or shortly after o, 2003, which we refer to as the "exchange date" because that is when a certain number of the shares of XYZ common stock or their value in cash is expected to be delivered to us under the prepaid forward contract (the "contract") we have with ABC (the "seller"). In some limited circumstances, the shares or their value in cash may be delivered and our trust dissolved sooner than that date. In other limited circumstances, the seller may extend the exchange date to o, and may subsequently accelerate the extended exchange date, and our trust will dissolve on or shortly after the extended or accelerated exchange date. See "The Trust" and "Investment Objectives and Policies."

The MEDS

     The MEDS are securities that represent on a pro rata basis an undivided beneficial interest in the U.S. Treasury securities (the "treasury securities") and the contract with the seller that we hold. The underwriters named in this prospectus are offering the MEDS for sale at a price of $o per MEDS, which is the last sale price of a share of XYZ common stock on the Nasdaq National Market on the date on which we priced the offering of MEDS. The underwriters also may purchase from us at the public offering price within 30 days of the date of this prospectus up to o additional MEDS to cover over-allotments. See "Underwriting."

XYZ Company

     [Description of XYZ Company to come]

     A prospectus that describes XYZ Company and its common stock that you may receive is attached to this prospectus. XYZ Company is not affiliated with us or the seller, will not receive any of the proceeds from the sale of the MEDS by us and will not have any obligation under the MEDS or the contract between us and the seller. The seller did not prepare, and is not responsible for, the XYZ prospectus. The XYZ prospectus is attached to this prospectus only for your convenience. The XYZ prospectus is not part of this prospectus and is not incorporated by reference into this prospectus.

Purpose of the Trust

     Our trust was created to issue the MEDS and to carry out the transactions described in this prospectus. The terms of the MEDS are designed to give you a higher yield than the current dividend yield on XYZ common stock, while also giving you the chance to share in the increased value of XYZ common stock if its price goes up. XYZ Company does not currently pay dividends on its common stock and has stated that it does not anticipate doing so, but in the future XYZ Company might pay dividends that are higher than the distributions that you will receive from us. Also, you will receive less as a return on your MEDS than you paid for the MEDS if the price of XYZ common stock goes down, but you will receive only part of the increased value if the price of the stock goes up, and then only if the price is above $o per share of XYZ common stock shortly before the exchange date.

Assets of the Trust; Investment Objectives and Policies

     Our assets will consist of the treasury securities with face amounts and maturities that exactly correspond to the amounts and payment dates of the quarterly cash distributions you will receive on your MEDS through the exchange date, comprising approximately o% of our initial assets, and the contract with the seller for the purchase of XYZ common stock, comprising approximately o% of our initial assets.

     Our investment objective is to pay to you a quarterly cash distribution of $o per MEDS on each o, o, o and o, beginning on o, and to distribute to you promptly any property delivered to us by the seller under the contract as described below.

     At the closing of the sale of the MEDS, we will enter into the contract with the seller. The contract will require the seller to deliver to us on the business day before the exchange date, that number or amount of each type of reference property equal to the exchange amount determined in the manner described below or the equivalent thereof in cash. The total purchase price for XYZ common stock under the contract will be $o. We will pay the seller the purchase price for XYZ common stock on the date the MEDS are issued. See "Investment Objectives and Policies."

Quarterly Distributions

     For each MEDS that you buy, you will receive a cash distribution of $o on each o, o, o and o, starting on o, 2000 and ending on o, 2003, if you are a holder of record as of the preceding o, o, o or o, respectively. Those payments will be made from the proceeds generated by the treasury securities that we acquire when we issue the MEDS. See "Investment Objectives and Policies."

Distribution on the Exchange Date

     For each MEDS you own, you will receive a number of shares of XYZ common stock (or an amount of other reference property (as defined below)) on the exchange date based on the following formula (the "exchange amount"), or the equivalent thereof in cash. If the average of the closing prices of XYZ common stock on the 20 trading days immediately prior to o, 2003, which is the second scheduled trading day prior to the exchange date, is:

     o greater than $o, which we refer to as the "threshold appreciation price," you will receive 0.o of a share of XYZ common stock per MEDS.

     o greater than $o, which we refer to as the "initial price," but less than or equal to the threshold appreciation price, you will receive XYZ common stock worth $o (the initial price) per MEDS.

     o less than or equal to the initial price, you will receive one share of XYZ common stock per MEDS.

     You will receive cash for any fractional shares or other interests to which you may be entitled.

     This distribution will be made from the property delivered by the seller under the contract. The contract requires the seller to deliver to us on the business day before the exchange date the number of shares of XYZ common stock (or other reference property) required to exchange all of the MEDS on the exchange date, or the equivalent thereof in cash.

     The seller has the option to deliver cash instead of shares of XYZ common stock or other reference property. In order to exercise the cash settlement option, the seller will have to deliver to us a written notice of that exercise and pledge to us additional cash collateral. If the seller elects the cash settlement option, it will deliver to us cash in an amount equal to the value of the shares of XYZ common stock or other reference property the seller would otherwise have delivered to us on the exchange date, and you will receive a proportionate share of that cash on or shortly after the exchange date. See "Investment Objectives and Policies".

Collateral Arrangements

     The seller has secured its obligations under the contract by pledging to o, our collateral agent, the maximum number of shares of XYZ common stock required to be delivered under the contract. The seller may choose to substitute U.S. government obligations as collateral. In addition, the seller will be required to pledge additional collateral if it exercises its option to settle the contract in cash or if it extends the exchange date. See "Investment Objectives and Policies-- The Contract."

Extension of Exchange Date

     The seller will have the right under the contract to extend the exchange date by three months to o. In order to be able to so extend the exchange date, the seller will have to deliver to us a written notice of that extension, and pledge to us as additional cash collateral treasury securities sufficient to fund one additional quarterly cash distribution on the MEDS. If the seller elects to extend the exchange date and prices an offering (the "rollover offering"), of securities exchangeable into XYZ common stock which are substantially similar to the MEDS and in which all or a portion of the proceeds are ultimately received by the seller, the seller will then have the right to accelerate the exchange date from the extended exchange date to the second business day following the closing date of the rollover offering. By so accelerating the exchange date, the seller will commit to settle the contract in cash as described below.

     If the seller elects to extend but does not accelerate the exchange date, then the exchange amount will be calculated as of the extended exchange date. If the seller elects to extend and then accelerate the exchange date, it will deliver to us on the business day before the accelerated exchange date cash in lieu of XYZ common stock provided that the exchange amount will be calculated based on the closing price per share of XYZ common stock on the date of pricing of the rollover offering. The amount of the additional cash distribution on the MEDS will be equal to the regular quarterly cash distribution on the MEDS of $o, prorated to reflect the number of days by which the exchange date is ultimately extended beyond o, 2003. See "Investment Objectives and Policies -- The Contract."

Reference Property Adjustments; Special Acceleration

     The amount of shares of XYZ common stock determined under the formula described above is subject to adjustment under the antidilution provisions contained in the contract to protect you against some but not all of the dilution and/or reorganization events that could affect XYZ common stock. Those adjustments may result in your receiving securities or property other than XYZ common stock instead of or in addition to shares of XYZ common stock. We refer to the property that the seller is required to deliver under the contract, and that you will receive, as "reference property". If following any of those adjustments, 30% or more of the reference property will consist of cash and/or property other than marketable equity securities, then the time of delivery of the reference property (other than the marketable equity securities) by the seller to us, and by us to you, will be accelerated. In any event, the value of the securities, other property or cash you will receive will be as determined under the formula described above, but that formula may be applied as of an accelerated measuring date.

     In addition to a special acceleration in part described above, the contract may be accelerated in whole to a date prior to the exchange date if:

     o the reference property to be delivered under the contract no longer includes any marketable equity securities;

     o seller is declared bankrupt or insolvent, dissolves or otherwise defaults under the contract; or

     o    the collateral supporting the contract is insufficient.

     If the contract is accelerated in whole, our assets, other than the contract, will be liquidated and our trust dissolved. Upon dissolution, our assets will include proceeds received from the liquidation of the treasury securities that we hold and any assets received under the contract, less any expenses, which will be distributed proportionately to you, and our term will immediately expire. See "Investment Objectives and Policies -- The Contract."

Voting Rights

     You will not have the right to vote any XYZ common stock unless and until it is delivered to us by the seller and distributed to you by us. You will have the right to vote your MEDS on matters that affect the trust.

Certain Material U.S. Federal Income Tax Consequences

     We will be treated as a grantor trust for United States federal income tax purposes. You will be treated for U.S. federal income tax purposes as the owner of your pro rata portion of the U.S. Treasury securities and the contract held by the Trust. Any income, including original issue discount, realized by the Trust that is attributable to the MEDS you own will generally be treated as your income.

     You will generally be required to accrue income with respect to the U.S. Treasury securities over the term of the U.S. Treasury securities. We anticipate that a substantial portion of each quarterly cash distribution to you will be treated as a tax-free return of your costs of the U.S. Treasury securities and therefore will not be considered current income for federal income tax purposes. However, whether you are on the cash or accrual method of tax accounting, you must recognize currently as income the discount on the U.S. Treasury securities as it accrues. We expect that a portion of each quarterly cash distribution representing a tax-free return of capital will increase as a percentage of the total distribution during the term of the Trust.

     Under existing law, you will not recognize income, gain or loss upon the execution of the contract. Although the issue is not free from doubt, you will not recognize income on the contract before its settlement. Upon settlement of the contract, you will recognize taxable gain or loss if cash is delivered, but you will not recognize gain or loss in respect of any XYZ common stock or other securities received by you. Instead, you will have a basis in the XYZ common stock or other securities received equal to your proportionate share of the adjusted basis in the contract allocable to that property.

     You should be aware that the Trust's assets could be characterized differently by the Internal Revenue Service. Some alternative characterizations could require you to include more income than would be included under the analysis set forth below. See "Certain Tax Considerations" for further detail. Accordingly, you should consult your tax advisers with respect to the tax consequences of the purchase, ownership and disposition of the MEDS in light of your particular circumstances, including the tax risks associated with possible alternative characterizations of the MEDS.

Management and Administration of the Trust

     Our internal operations will be managed by three individual trustees; we will not have an investment advisor. Our portfolio will not be actively managed. o (or its successor) will act as our administrator to carry out our day-to- day administration, and will also be the custodian for our assets, our paying agent, registrar and transfer agent for the MEDS and the collateral agent for the seller's pledges of XYZ common stock or U.S. Treasury securities or other cash equivalents to us. o will not have any other affiliation with us. The seller will pay $o at the closing of the offering of the MEDS as a one time, up-front fee for all the operating expenses of the trust. See "Management Arrangements".

Risk Factors

     o We will not actively manage our portfolio. We have adopted a fundamental policy that we may not dispose of the contract during our term and that, unless we dissolve earlier than the exchange date, we will not dispose of the treasury securities before their maturity dates. We will continue to hold the contract despite any significant decline in the value of XYZ common stock or other reference property or adverse changes in the financial condition of XYZ Company.

     o We are classified as a "non-diversified," closed-end, management investment company under the Investment Company Act. Consequently, we are not limited by the Investment Company Act in the proportion of our assets that may be invested in the securities of a single issuer. Since almost all of the assets we hold will be the treasury securities and the contract, we may be subject to greater risk than would be the case for an investment company with more diversified investments.

     o You will bear the entire risk of declines in the value of XYZ common stock between the date of this offering and the exchange date. The aggregate value of XYZ common stock, or other reference property that you will receive when you exchange your MEDS is not fixed, but depends on the market value of XYZ common stock, or other reference property, shortly before the exchange date. If the price of XYZ common stock decreases, then the value of the shares of XYZ common stock or cash that you will receive in exchange for your MEDS will be less than what you paid to purchase your MEDS and you will lose money. If XYZ Company becomes bankrupt or insolvent, you could lose the entire value of your investment in MEDS (other than your interest in the treasury securities).

     o Because we will determine the value of XYZ common stock based on its average closing price for 20 trading days before the exchange date, the actual value of the stock or cash that you receive on the exchange date may be more or less than the price of the stock on the exchange date.

     o An investment in MEDS offers you less of an opportunity to realize any appreciation in the value of XYZ common stock over its current value than does a direct investment in XYZ common stock. The amount you receive when you exchange your MEDS will be greater than the price you paid to purchase your MEDS only if the reference property value per MEDS is greater than the threshold appreciation price of $o representing o% of the initial price. In addition, even if it does appreciate by more than o%, you are entitled to receive only o% of the additional appreciation.

     o The trading prices of the MEDS in the secondary market will be affected by the trading prices of XYZ common stock. It is impossible to predict whether the price of XYZ common stock will rise or fall. Trading prices of XYZ common stock and the MEDS will be influenced by, among other things, XYZ Company's operating results and future prospects and by economic, financial and other factors beyond our control. See "Risk Factors" in the accompanying prospectus of XYZ Company.

     o The market for XYZ common stock may be adversely impacted by the issuance of the MEDS, sales of XYZ common stock by investors who prefer to purchase MEDS, short sales of XYZ common stock by holders of MEDS, or arbitrage trading activity between the MEDS and XYZ common stock.

     o If the seller exercises the cash settlement option, the amount of cash you will receive will be based on the average of the closing prices per share of XYZ common stock or unit of other reference security for the 20 trading day period ending immediately before the second trading day prior to the exchange date (except in the case of a rollover offering). The price of XYZ common stock or any other reference security will be subject to market fluctuations during that period.

     o The contract will be collateralized by a pledge of the maximum number or amount of each type of reference property that the seller may be required to deliver under the contract or, at the seller's option, by U.S. government obligations. In addition, as a condition to its election of the cash settlement option, the seller will be required to pledge as additional collateral an amount of cash equal to 20% of the reference property value per MEDS multiplied by the number of MEDS outstanding. However, if the market price of the reference property is sharply falling during the averaging period so that the value of the reference property and that additional collateral pledged to us is less than the amount of cash that the seller is obligated to deliver to us under the contract, then you bear the risk that the seller's obligation to deliver cash to us will not be fully collateralized.

     o The extension or acceleration of the exchange date by the seller, each as described in this prospectus, could adversely affect the timing of the exchange of the MEDS for XYZ common stock and the exchange amount you will receive. In addition, if the seller exercises its right to accelerate the maturity of the contract in connection with a rollover offering, the amount of cash you will receive for your MEDS will be based on a single closing price of XYZ common stock on the date on which the rollover offering is priced, rather than an average of closing prices, and you will only receive notice of the date on which the single closing price will be determined on or after the determination date.

     o If the contract does not constitute a "securities contract" for purposes of Title 11 of the United States Code (the "Bankruptcy Code") and if the seller becomes bankrupt, the contract could become subject to the automatic stay provisions of the Bankruptcy Code, which could adversely affect the timing and amount you receive in exchange for your MEDS. In addition, if the seller becomes bankrupt after electing to extend the exchange date but before the extended or accelerated exchange date, your receipt of the additional cash distribution from the treasury securities may be substantially delayed.

     o If you invest in MEDS, you will have no rights with respect to XYZ common stock or any other reference security, including voting rights and rights to receive any ordinary cash dividends or regular interest payments on it. In addition, the contract is a commercial transaction and does not create any rights in any third party and is not for the benefit of any third party, including you.

     o Although the amount of reference property you receive will be adjusted to protect you from certain dilution and reorganization events, it will not be adjusted if XYZ Company offers its common stock for cash or as consideration to make an acquisition, if XYZ Company issues non-transferable rights or warrants that require payment as a condition to their exercise or if a stockholder of XYZ Company sells shares of XYZ common stock. Any of these issuances, sales or offers could lead to declines in the value of XYZ common stock and in the value of your MEDS.

     o Our term, which is scheduled to expire on or shortly after the exchange date, may be accelerated, and our assets, other than the contract, liquidated. In addition, if following any of the dilution and/or reorganization event adjustments, 30% or more of the reference property will consist of cash and other reference property (other than the marketable equity securities), then the time of delivery of that cash and/or other reference property (other than the marketable equity securities) by the seller to us, and by us to you, will be accelerated. On acceleration, the value of the proceeds and assets you receive could be substantially less than the value you would have received had our term expired on the exchange date.

     o There may be little or no secondary market for the MEDS. If there is a secondary market for the MEDS, it may not provide significant liquidity or it may not continue for the life of the MEDS. In addition, although we will apply to the Nasdaq National Market to list the MEDS for trading, we do not know whether active trading will develop and continue. If the MEDS are delisted or if trading is suspended, you may find it more difficult to obtain pricing information for the MEDS, and the price and liquidity of the MEDS may be adversely affected.

     o Because we are a newly organized closed-end investment company with no previous operating history, our net asset value may decrease. In addition, shares of closed-end investment companies frequently trade at a discount from their net asset value. It is impossible to predict whether the MEDS will trade at, below or above our net asset value. Since the MEDS are not redeemable, if you wish to dispose of them prior to the exchange date, you must bear the risk that if they do trade at a discount at the time you sell them, you would realize a loss on your investment in the MEDS, regardless of our performance.

     o We are not affiliated with XYZ Company and we have no knowledge of or ability to control any event that would have a material adverse effect on XYZ Company or on the price of its common stock. In addition, XYZ Company has no obligations with respect to the MEDS or the contract, including any obligation to consider our needs or your needs for any reason. XYZ Company will not receive any of the proceeds from the offering. XYZ Company is not responsible for and has not participated in preparing this prospectus or in determining the number, amount or type of reference property you will receive for your MEDS. XYZ Company is not involved with the administration or trading of the MEDS.

     o There is no statutory, judicial or administrative authority directly addressing the proper U.S. federal income tax treatment of an investment in the MEDS. Although we believe that you will not recognize taxable income with respect to your proportionate share of the contract prior to partial or full settlement of the contract, the Internal Revenue Service is not required to agree with our characterization. Some alternative characterizations could require you to include more income than would be included under the analysis set forth under "Certain Tax Considerations."

     o You should carefully consider the information in the XYZ prospectus, including the risk factors relating to XYZ beginning on page o of the XYZ prospectus.

     For a more complete description of these and other risk factors that should be considered prior to investing in the MEDS, see "Risk Factors" beginning on p. 24.

Listing

     We will apply to list the MEDS on the Nasdaq National Market under the symbol "o." XYZ common stock is quoted on the Nasdaq National Market under the symbol "XYZ." The last reported sale price of XYZ common stock on o, 2000 was $o per share.

                                   Fee Table

     Regulations of the SEC require the presentation of trust expenses in the following format to help you understand the various costs you will bear in our trust, either directly or indirectly. Because we will not bear any ongoing fees or expenses, you will not have any direct expenses. We will be internally managed, so we will not pay a separate investment advisory fee. The seller will pay the underwriters a sales load of $o per MEDS (or 3%). The seller will also pay our organizational costs in the amount of $o, the costs associated with the initial registration and offering of the MEDS estimated to be approximately $o, and approximately $o for anticipated ongoing expenses over our term. Any unanticipated expenses will be paid by J.P. Morgan Securities Inc., which the seller will reimburse. See "Management Arrangements--Estimated Expenses." The only expenses that you might be considered to bear indirectly are (1) the sales load payable by the seller with respect to your MEDS and (2) our ongoing expenses, which the seller will pay as described below in the footnote to the table.

INVESTOR TRANSACTION EXPENSES
     Maximum Sales Load (as a percentage of offering price)...........       3%
     Automatic Dividend Reinvestment Plan Fees........................     None
ANNUAL EXPENSES (as a percentage of net assets)
     Management Fees..................................................       0%
     Other Expenses (after payment of costs and expenses by
       the seller, as described above)*...............................       0%
                                                                           ----
          TOTAL ANNUAL EXPENSES                                              0%
                                                                           ====
---------
* If we did not have these arrangements, our "Other Expenses" and "Total Annual Expenses" would be approximately o% of our net assets.

     SEC regulations also require that closed-end investment companies present an illustration of cumulative expenses (both direct and indirect) that you would bear. The example is required to factor in the applicable Sales Load. Our term is three years; we have therefore not provided such information on a 5- or 10-year basis.

EXAMPLE                                                      1 YEAR    3 YEARS
                                                             ------    -------
You would pay the following expenses on a $1,000 investment, assuming (1) no annual expenses and (2) a 5% annual
   return throughout the periods:........................... $30.15     $30.47

     According to SEC regulations, our example assumes reinvestment of all dividends and other distributions and uses a 5% annual rate of return, as the SEC mandates. You should note that the assumption of a 5% annual return does not accurately reflect the financial terms of the trust. In addition, we do not permit the reinvestment of distributions.

                                   The Trust

     We are a newly created Delaware business trust and will be registering as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. We were created on August 1, 2000 pursuant to a Trust Agreement dated as of the same date, and amended and restated as of o, 2000. Our term will expire on or shortly after the exchange date, or earlier if the contract that we hold is accelerated as described in this prospectus. We will be treated as a grantor trust for United States federal income tax purposes. See "Certain Tax Considerations." Our principal office is located at 850 Library Avenue, Suite 204, Newark, Delaware 19715 and our telephone number is (302) 738-6680.

                                Use of Proceeds

     We will receive approximately $o, or approximately $ o if the underwriters exercise their over-allotment option in full, from the offering of MEDS. We will use the proceeds immediately upon the closing of this offering of MEDS to purchase a series of zero-coupon U.S. Treasury securities, with face amounts and maturities that exactly correspond to the quarterly distributions to be made to you, and to pay the purchase price payable under the contract to the seller.

                       Investment Objectives and Policies

General

     We will purchase and hold the treasury securities and the contract. Our investment objective is to pay to you the quarterly cash distribution of $ o per MEDS and to distribute to you promptly any reference property or cash delivered to us by the seller under the contract as described below.

     Our assets will consist primarily of the treasury securities and the contract. We may also make temporary investments. See "--Temporary Investments." We have adopted a fundamental policy to invest at least 65% of our initial total assets in the contract. The contract will comprise approximately o% of our initial assets. We have also adopted a fundamental policy that the contract may not be disposed of during our term and that, unless we dissolve earlier than the exchange date, we will not dispose of the treasury securities before their maturity dates. We cannot change these fundamental policies without the consent of all MEDS holders.

The Contract

General.

     The contract requires the seller to deliver to us, on the business day before the exchange date, that number or amount of each type of reference property that is equal to the exchange amount determined in the manner described below for all MEDS outstanding on the exchange date. The seller's delivery obligation may be accelerated under certain circumstances, in whole or in part, as described below under "--Rollover Offering", "--Special Acceleration" and "--Collateral Arrangements; Acceleration."

     We use the following terms to describe the contract and the exchange provisions of the MEDS:

     o "business day" means any day that is not a Saturday, a Sunday or a day on which the Nasdaq National Market or banking institutions or trust companies in The City of New York are authorized or obligated by law or executive order to close.

     o the "closing price" of any reference security on the date of determination means:

          (a) the closing sale price of the reference security on the exchange for that reference security at the close of regular session trading on that exchange (without regard to extended trading hours on that exchange, if any) on that date;

          (b) if the closing price of the reference security cannot be determined in the manner specified above, the last reported sale price of the reference security on the exchange for that reference security on that date (without regard to extended trading hours on that exchange, if any);

          (c) if the closing price of the reference security cannot be determined in the manner specified above, the last quoted bid price for the reference security in the over-the-counter market on that date as reported by the National Quotation Bureau; and

          (d) if the closing price of the reference security cannot be determined in the manner specified above, the market value of the reference security on that date as determined by a nationally recognized independent investment banking firm we retain for this purpose.

     o "exchange" means, for any reference security, the principal national securities exchange or automated quotation system on which that reference security is listed or quoted at that time.

     o "exchange date" means o, 2003, except that if the seller exercises its rights to extend or accelerate the exchange date as described under "--Rollover Offering" below, the "exchange date" will be the extended or accelerated exchange date, and except that, if the non-equity percentage for any special acceleration is equal to 100%, the exchange date will be the special acceleration date for that special acceleration, as described below under "--Special Acceleration".

     o "initial price" means $o, which is the closing price per share of XYZ common stock on the date we priced the offering of MEDS for sale to the public.

     o "marketable equity securities" means shares of common equity securities listed on a U.S. national securities exchange or quoted on the Nasdaq National Market.

     o "non-accelerated percentage" means, following any special acceleration:

          (a) the non-accelerated percentage determined with respect to the immediately preceding special acceleration (or, if there is no preceding special acceleration, then one);

               multiplied by

          (b) 100% minus the non-equity percentage for such special acceleration.

     o "reference property" initially means o shares of XYZ common stock. What constitutes "reference property" as of any date shall be adjusted to add or substitute cash, securities and/or any other property as a result of a dilution event or reorganization event described below under "--Reference Property Adjustments," as of and following the applicable reference property adjustment date. Also, "reference property" as of any date will be reduced by the amount of any non-equity reference property the accelerated portion of which has been previously delivered to us by the seller as described below under "--Special Acceleration". As a result, the reference property that we are entitled to receive under the contract, and that you will receive on or shortly after the exchange date in exchange for your MEDS (and promptly after the special acceleration date, if any, as a distribution on your MEDS), may include a combination of XYZ common stock, other securities of XYZ Company (including rights or warrants), cash, securities of another entity and/or other property, depending on the cause and nature of the change or the adjustment.

     o "reference property per MEDS" means the number or amount of each type of reference property relating to one MEDS, which is initially one share of XYZ common stock, subject to change or adjustment in the manner described below under "--Reference Property Adjustments" and, in addition, subject to reduction by the amount of any non-equity reference property attributable to the MEDS the accelerated portion of which has been previously delivered to us by the seller as described below under "--Special Acceleration."

     o "reference property value per MEDS" means for any date the aggregate then-current value of the reference property per MEDS as of that date.

     o "reference security" means any security that is part of the reference property.

     o "rollover offering" is an offering of securities exchangeable for shares of XYZ common stock (or other marketable equity securities comprising reference property) which are substantially similar to the MEDS and in which all or a portion of the proceeds are ultimately received by the seller.

     o "then-current value" means, for any item of reference property as of any date:

          (a)  if the item consists of cash, the amount of cash;

          (b) if the item consists of a reference security, the average closing price per unit of the reference security for the 20 trading days immediately prior to, but not including, the second trading day preceding that date. However, if the seller elects to finance the cash settlement of the contract with the proceeds of a rollover offering and the rollover offering is successfully priced, then the then-current value of a reference security will be equal to the closing price per unit of that reference security on the date on which the rollover offering is priced, as described below under "--Rollover Offering"; and

          (c) if the item consists of property other than cash or reference securities, the fair market value of that property as of 10:00 A.M., New York City time, on the third business day preceding that date. The fair market value will be determined by a nationally recognized independent investment banking firm we retain for this purpose.

     o "trading day" means, in relation to any reference security, a day on which the reference security (a) is not suspended from trading on the exchange for that reference security at the close of regular session trading on that exchange (without regard to extended trading hours on that exchange, if any) and (b) has traded at least once on that exchange.

     o "threshold appreciation price" means $o, which represents a o% appreciation over the initial price.

     Unless a special acceleration occurs, in which case the provisions described below under "--Special Acceleration" will apply, the "exchange amount" will be determined as of the exchange date as follows:

     (i) if the reference property value per MEDS is greater than the threshold appreciation price, then we, and therefore you, will receive in respect of each MEDS o% of the reference property per MEDS,

    (ii) if the reference property value per MEDS is greater than the initial price, but less than or equal to the threshold appreciation price, then we, and therefore you, will receive in respect of each MEDS a percentage of the reference property per MEDS, allocated as proportionately as practicable, so that the aggregate then-current value of your distribution equals the initial price, and

    (iii) if the reference property value per MEDS is less than or equal to the initial price, then we, and therefore you, will receive in respect of each MEDS 100% of the reference property per MEDS.

     If the seller delivers to us reference property other than cash, you will be responsible for the payment of any and all brokerage costs upon your sale of the reference property. You will receive cash instead of fractional units or interests in any reference property. See "--Fractional Interests Under the Contract" and "--Fractional Interests Upon Dissolution."

     As an illustration only, the following table shows the number of shares of XYZ common stock that you would receive for each MEDS at various reference property values per MEDS as of the exchange date. The table assumes that there will be no changes, adjustments or reductions to the reference property so that on the exchange date the reference property per MEDS will consist of one share of XYZ common stock. There can be no assurance that the reference property value per MEDS as of the exchange date will be within the range set forth below. Given the initial price of $o and the threshold appreciation price of $o, you would receive on or shortly after the exchange date the following number of shares of XYZ common stock or, if the seller elects the cash settlement option, as described below, the following amount of cash per MEDS:

Reference Property       Number of Shares of XYZ
  Value per MEDS           Common Stock per MEDS   OR   Amount of Cash per MEDS
------------------       -----------------------        -----------------------
        $                                                         $
        $                                                         $
        $                                                         $
        $                                                         $
        $                                                         $
        $                                                         $
        $                                                         $

     The table above illustrates potential outcomes on the exchange date with respect to your investment in MEDS. If the reference property value per MEDS as of the exchange date is greater than $o (the threshold appreciation price), you will receive in exchange for each MEDS o% of the reference property per MEDS, resulting in your receiving only o % of the appreciation in value of the reference property above $o. If the reference property value per MEDS as of the exchange date is greater than $o (the initial price) but less than or equal to $o (the threshold appreciation price), you will receive in exchange for each MEDS only reference property with an aggregate then-current value as of the exchange date equal to $o (the initial price), resulting in your receiving none of the appreciation in value of the reference property. If the reference property value per MEDS as of the exchange date is less than or equal to $o (the initial price), you will receive in exchange for each MEDS 100% of the reference property per MEDS, regardless of the value of the reference property, resulting in your bearing the entire decline in value of the reference property.

     The seller has the option to deliver to us on the business day before the exchange date cash instead of that number or amount of each type of reference property that is required to exchange all of the MEDS outstanding on the exchange date. We refer to this option as the "cash settlement option." In order to exercise the cash settlement option, the contract will require the seller to (i) deliver to us a written notice of that exercise on or prior to the cash settlement notice date, and (ii) pledge to us as additional cash collateral on or prior to the second business day following the cash settlement notice date, in a manner described below under "--Collateral Arrangements; Acceleration," an amount of cash equal to 20% of the reference property value per MEDS as of the cash settlement notice date multiplied by the number of MEDS outstanding on the cash settlement notice date. We refer to the 30th business day prior to the exchange date as the "cash settlement notice date." If the seller elects the cash settlement option, it will deliver to us, on the business day before the exchange date, cash in an amount equal to the aggregate then-current value as of the exchange date of the reference property the seller would otherwise have been obligated to deliver to us on the business day before the exchange date. If the seller elects the cash settlement option, you will receive a proportionate share of the cash delivered in lieu of reference property on or shortly after the exchange date.

     On or prior to the twenty-sixth business day before the originally scheduled exchange date or, if the seller elects to extend the exchange date, the extended exchange date, we will issue a press release to Reuters Economic and Bloomberg Business News and, if the MEDS are then held in book-entry form, notify The Depository Trust

Company as to whether you will receive reference property or cash in exchange for your MEDS. At the time the press release is issued, we will not have determined the reference property value per MEDS as of the exchange date. If the seller elects to extend the exchange date, on or prior to the twenty-sixth business day before the originally scheduled exchange date, we will issue a press release to Reuters Economic and Bloomberg Business News providing notice of this fact, and of the fact that you will receive cash in exchange for your MEDS, if the rollover offering is successfully priced, on the date that is two business days following the closing date for the rollover offering.

Rollover Offering.

     The seller will have the right under the contract to extend the exchange date by three months to o. In order to be able to extend the exchange date by three months, the seller will be required under the contract to (i) deliver to us a written notice of that extension on or prior to the extension notice date, and (ii) pledge to us as additional cash collateral on the extension notice date additional treasury securities sufficient to fund one additional quarterly cash distribution on the extended exchange date on all the MEDS outstanding on the extension notice date, as described below under "--Collateral Arrangements; Acceleration." We refer to the 30th business day prior to the originally scheduled exchange date as the "extension notice date."

     If the seller has elected to extend the exchange date, the seller will then have the right, by notice to us by 10:00 A.M., New York City time, on the business day next following the date on which a rollover offering has been priced (provided that such pricing date is at least 30 business days prior to the extended exchange date), to accelerate the exchange date from the extended exchange date to the second business day following the closing date of the rollover offering. By so accelerating the exchange date, the seller will commit to settle the contract in cash as described below.

     If the seller elects to extend but does not accelerate the exchange date, then the exchange amount will be calculated as of the extended exchange date. If the seller elects to extend and then accelerate the exchange date, then the exchange amount will be calculated based on the then-current value of any reference security included in the reference property on the date of pricing of the rollover offering. This means that the then-current value will be based on the closing price of any reference security on one trading day rather than on 20 consecutive trading days as would be the case in the absence of such acceleration. In either case, your receipt of reference property or cash will be delayed until following the extended or accelerated exchange date, and you will receive an additional partial cash distribution on your MEDS on the extended or accelerated exchange date in an amount calculated as set forth below.

     The amount of the additional cash distribution on the MEDS will be equal to the regular quarterly cash distribution on the MEDS of $o, prorated to reflect the number of days by which the exchange date is ultimately extended beyond o, 2003. For example, if the exchange date were extended to o and then accelerated to o (i.e., two-thirds of the time between o, 2003, the originally scheduled exchange date, and o, the extended exchange date), the additional distribution would be equal to $o, or two-thirds of the regular quarterly distribution. The additional cash distribution will be funded from additional treasury securities pledged by the seller to us on the extension notice date.

Reference Property Adjustments.

     The amount and type of reference property that we are entitled to receive under the contract, and therefore that you will receive on or shortly after the exchange date (and/or after the special acceleration date, if any), is subject to change and adjustment under the antidilution provisions in the contract, which are designed to protect the seller and you against certain dilutive or concentrative effects on any reference security of the following corporate events (to each of which we refer as a "dilution event") as well as of certain "reorganization events" described below, if such events occur prior to the business day before the exchange date.

          (1) If the "issuer" of any reference security subdivides or splits the outstanding units of the reference security into a greater number of units, combines the outstanding units of the reference security into a smaller number of units or reclassifies the outstanding units of the reference security into units of another of the issuer's securities, then the reference property per MEDS will be adjusted to include the number of units of the reference security or other security of the issuer that a holder of the reference security would have been entitled to receive as a result of the dilution event had the holder held, immediately prior to that dilution event, the number of units of the reference security that were then part of the reference property per MEDS. Every adjustment of the type described in this paragraph (1) will be made successively.

          (2) If the issuer grants rights or warrants to all holders of any reference security entitling them to subscribe for or purchase any of its securities or other property for a period ending before the fifteenth calendar day following the exchange date (other than rights to purchase reference security units pursuant to a plan for the reinvestment of dividends or interest), then the reference property per MEDS will be adjusted to include cash as follows. The amount of cash will equal the fair market value of each right or warrant on the fifth business day after the date the holders of the reference security receive their rights or warrants (the "receipt date") multiplied by the product of (A) the number of rights or warrants issued for each unit of the reference security and (B) the number of units of the reference security that are part of the reference property per MEDS immediately before the issuance takes place, without any interest. To determine this fair market value, we will select the bid of the recognized securities dealer in The City of New York that provides the highest net bid as of approximately 10:00 A.M. (New York City time) on the fifth business day after the receipt date, for settlement three business days later, from among the bids of three such dealers (or less than three if three such dealers are not providing bids) for the purchase by that dealer of the number (the "aggregate number") of rights or warrants that a holder of the reference security would have received if the holder held, on the record date for determination of holders entitled to receive the rights or warrants (the "record date"), a number of units of the reference security equal to the product of (1) the aggregate number of outstanding MEDS as of the record date and (2) the number of units of the reference security that were part of the reference property per MEDS on the record date. The fair market value of each right or warrant will be the quotient of (x) such highest net bid divided by
          (y) the aggregate number. Each adjustment of the type described in this paragraph (2) will become effective on the fifth business day after the receipt date. If for any reason we are unable to obtain the required bid on the fifth business day after the receipt date, the fair market value for that right or warrant will be determined promptly after the fifth business day after the receipt date by a nationally recognized independent investment banking firm we retain for this purpose. From the date of issuance of rights or warrants until the required bid is obtained or the fair market value is otherwise determined, the reference property per MEDS will include the number of those rights or warrants issued for each unit of the reference security multiplied by the number of units of the reference security that are part of the reference property per MEDS immediately before the issuance of those rights or warrants, and those rights or warrants constituting part of the reference property per MEDS will be deemed for all purposes to have a fair market value of zero.

          (3) If the issuer pays a dividend, makes a distribution to all holders of any reference security of cash, its securities or securities issued by any other entity, or other property, or issues rights or warrants to subscribe for or purchase any of its securities or securities issued by any other entity, or other property (other than those referred to in paragraph (2) above) (each, a "distributed asset"), then the reference property per MEDS will be adjusted to include the number and amount of each type of distributed asset received for each unit of the reference security multiplied by the number of units of the reference security that are part of the reference property per MEDS immediately before that dividend, distribution or issuance. However, no adjustment of the type described in this paragraph (3) shall be made for (a) any cash dividend on any reference security that is capital stock, which dividend is required by the terms of that reference security or is not an extraordinary cash dividend (as defined below), (b) any payment of interest on any reference security that is an evidence of indebtedness or (c) any dividend or distribution referred to in paragraph (1) or (2) above.

     An "extraordinary cash dividend" means, with respect to any reference security, any cash dividend on the reference security that, together with all cash dividends paid on the same reference security during the preceding 12-month period (or, if the reference security was not outstanding at the commencement of that 12-month period, the shorter period during which the reference security was outstanding) exceeds on a per unit basis 10% of the then-current value of the reference security as of the date that cash dividend was declared by the issuer. For the purposes of that calculation, the amount of cash dividends paid on a per unit basis will be appropriately adjusted to reflect the occurrence during that 12-month period (or the shorter period during which that reference security was outstanding) of any dilution event with respect to that reference security.

     If any of the following events, which we refer to as a "reorganization event," shall occur prior to the business day before the exchange date:

          (A) any consolidation, merger or amalgamation of an issuer with or into another entity (other than a consolidation, merger or amalgamation in which the issuer is the continuing corporation and in which the units of each reference security of that issuer outstanding before the consolidation, merger or amalgamation are not exchanged for cash, securities or other property of the issuer or another entity),

          (B) any sale, transfer, lease or conveyance to another entity of the property of the issuer as an entirety or substantially as an entirety,

          (C) (i) any statutory exchange of securities of the issuer with another entity or (ii) a public offer for equity securities of the issuer that results in a transfer of, or an irrevocable commitment to transfer, substantially all then outstanding equity securities of the issuer (other than those owned or controlled by the offeror) (in each case, other than a reorganization event referred to in clause (A) above) or

          (D) any liquidation, dissolution, winding up, bankruptcy or insolvency of the issuer,

then the reference property per MEDS will be adjusted to include, in lieu of the number of units of each reference security of the issuer that were part of the reference property per MEDS immediately before the effective date of the reorganization event, the amount or number of any cash, securities and/or other property that a holder of the reference security would have been entitled to receive as a result of the reorganization event had the holder held, immediately prior to that reorganization event, the number of units of the reference security that were part of the reference property per MEDS immediately before the effective date of the reorganization event.

     If a reorganization event or a dilution event permits holders of a reference security to elect to own or receive either marketable equity securities or cash and/or other securities or property, or a combination of any or all of the foregoing, for purposes of determining the reference property adjustment, we will assume that each holder of a reference security has elected to own or receive the maximum possible number of marketable equity securities.

     Within ten business days after the event that requires a reference property adjustment (the distribution date for the property distributed in such event is referred to as the "reference property adjustment date"; provided that if such distribution date occurs on or after the business day before the exchange date, then the "reference property adjustment date" shall be the record date for such distribution), we will provide to you written notice of the event and a statement in reasonable detail setting forth the amount or number of each type of reference property per MEDS, after giving effect to that reference property adjustment.

     We will not adjust the reference property per MEDS for events other than those defined as dilution events or reorganization events, including any offerings by the issuer of its equity securities for cash or in connection with acquisitions, any self-tenders or repurchases by the issuer of its equity securities or any issuances of non-transferrable rights or warrants that require payment as a condition to their exercise. Likewise, we will not adjust the reference property per MEDS for any sales of XYZ common stock or other reference securities by the seller or any other stockholder of XYZ Company or any third party partial tender offers for XYZ common stock or other reference securities.

Special Acceleration.

     Notwithstanding the foregoing, if, on any reference property adjustment date occurring prior to the sixth business day before the exchange date, after giving effect to the reference property adjustment required as of such date, the percentage ("non-equity percentage") obtained by dividing (1) the then-current value of the items of reference property per MEDS other than marketable equity securities ("non-equity reference property per MEDS") by (2) the then-current value of all the items of reference property per MEDS, each determined as of the reference property adjustment date, equals or exceeds 30% and, in the case of such a determination being made following one or more previous special accelerations, the then-current value of the non-equity reference property per MEDS also equals or exceeds 30% of the initial price, then delivery of the non-equity reference property per MEDS by the seller under the contract will be accelerated as follows ("special acceleration"). We refer to the product of non- equity reference property per MEDS for any special acceleration and the number of MEDS then outstanding as the "non-equity reference property" for such special acceleration.

     If the non-equity percentage for such special acceleration is equal to 100%, then the exchange date will be accelerated to the fifth business day following the reference property adjustment date and the exchange amount will be determined as described above under "--General" (unless such special acceleration follows one or more previous special accelerations, in which case the exchange amount will be determined as described below). If the non-equity percentage for such special acceleration is less than 100%, the seller will be required under the contract:

     (i) on the fifth business day following the reference property adjustment date or, if later, on the fifth business day after the seller receives non-equity reference property for such special acceleration ("special acceleration date"), to deliver to us the portion of the non-equity reference property per MEDS for such special acceleration ("accelerated portion") calculated as described below, multiplied by the number of MEDS then outstanding (the seller will have an option to deliver the then-current value of the accelerated portion in cash) and we will promptly distribute this property and/or cash to you; and

     (ii) on the exchange date, to deliver to us the number or amount of reference property calculated as described below (the seller will have an option to deliver the then-current value of that reference property in cash by complying with the conditions to cash settlement option described above under "--General").

     The accelerated portion will be determined as of the reference property adjustment date applicable to the special acceleration, after giving effect to the reference property adjustment required as of such date, as follows:

      (i) if the reference property value per MEDS as of such reference property adjustment date is greater than the threshold appreciation price (or, if such special acceleration follows one or more previous special accelerations, then the threshold appreciation price multiplied by the non-accelerated percentage determined following the immediately preceding special acceleration), then the accelerated portion, in respect of each MEDS shall equal o% of the non-equity reference property per MEDS as of such reference property adjustment date,

     (ii) if the reference property value per MEDS as of such reference property adjustment date is greater than the initial price (or, if such special acceleration follows one or more previous special accelerations, then the initial price multiplied by the non-accelerated percentage determined following the immediately preceding special acceleration), but less than or equal to the threshold appreciation price (or, if such special acceleration follows one or more previous special accelerations, then the threshold appreciation price multiplied by the non-accelerated percentage determined following the immediately preceding special acceleration), then the accelerated portion in respect of each MEDS shall equal a percentage of the non-equity reference property per MEDS as of such reference property adjustment date so that the aggregate then-current value of your distribution as of such reference property adjustment date equals non-equity percentage applicable to such special acceleration of the initial price (or, if such special acceleration follows one or more previous special accelerations, then the initial price multiplied by the non-accelerated percentage determined following the immediately preceding special acceleration),

    (iii) if the reference property value per MEDS as of such reference property adjustment date is less than or equal to the initial price (or, if such special acceleration follows one or more previous special accelerations, then the initial price multiplied by the non-accelerated percentage determined following the immediately preceding special acceleration), then the accelerated portion in respect of each MEDS shall equal 100% of the non- equity reference property per MEDS as of such reference property adjustment date and shall include any distributions on such non-equity reference property made subsequent to such reference property adjustment date for which a reference property adjustment would otherwise have been made.

     If one or more special accelerations occur, then the exchange amount as of the exchange date will be determined as follows:

      (i) if the reference property value per MEDS as of the exchange date is greater than the non-accelerated percentage determined following the last special acceleration to occur multiplied by the threshold appreciation price, then the exchange amount in respect of each MEDS shall equal o% of the reference property per MEDS,

     (ii) if the reference property value per MEDS as of the exchange date is greater than the non-accelerated percentage determined following the last special acceleration to occur multiplied by the initial price, but less than or equal to the non-accelerated percentage determined following the last special acceleration to occur multiplied by the threshold appreciation price, then the exchange amount in respect of each MEDS shall equal a percentage of the reference property per MEDS, allocated as proportionately as practicable, so that the aggregate then-current value of your distribution as of the exchange date equals the non-accelerated percentage determined following the last special acceleration to occur multiplied by the initial price, and

    (iii) if the reference property value per MEDS as of the exchange date is less than or equal to the non-accelerated percentage determined following the last special acceleration to occur multiplied by the initial price, then the exchange amount in respect of each MEDS shall equal 100% of the reference property per MEDS.

Collateral Arrangements; Acceleration.

     We have entered into a Security and Pledge Agreement with the seller and o, as collateral agent, pursuant to which the seller will secure its obligations under the contract by pledging to us the maximum number or amount of each type of reference property that the seller may be required to deliver under the contract (initially o shares of XYZ common stock). In addition, if the seller elects the cash settlement option, then pursuant to the Security and Pledge Agreement the seller will pledge to us as additional collateral, on or prior to the second business day following the cash settlement notice date, cash in an amount equal to 20% of the reference property value per MEDS as of the cash settlement notice date multiplied by the number of MEDS outstanding on the cash settlement notice date. Furthermore, if the seller elects to extend the exchange date in the manner described above under "--Rollover Offering," then pursuant to the Security and Pledge Agreement the seller will pledge to us as additional collateral, on or prior to the extension notice date, U.S. government obligations that will be sufficient to fund the payment of an additional quarterly cash distribution on the MEDS on the extended exchange date.

     Unless the seller is in default of its obligations under the contract or the Security and Pledge Agreement, the seller will be permitted to substitute short-term, direct obligations of the U.S. government for the pledged reference property. Any U.S. government obligations pledged as substitute collateral will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of not less than 150% of the aggregate then-current value of each type of reference property that would otherwise be pledged. From and after any insufficiency determination (as defined below), the seller must cure the deficiency by 4:00 P.M., New York City time, on the third business day following the day on which notice thereof is given.

     The collateral agent will promptly pay over to the seller any dividends, interest, principal or other payments it receives on any collateral pledged by the seller, including any substitute collateral, unless the seller is in default of its obligations under the contract or the Security and Pledge Agreement or unless the payment would cause the collateral to become insufficient. The seller will have the right to vote any pledged units of any reference security for so long as those units are owned by it, unless the seller is in default of its obligations under the contract or the Security and Pledge Agreement.

     If the collateral agent makes an "insufficiency determination" that the U.S. government obligations pledged as substitute collateral fail to meet the valuation requirements described above or that the seller has failed to pledge additional collateral that may be required as a result of an adjustment to the reference property or otherwise, and the failure is not cured by 4:00 P.M., New York City time, on the third business day following the day on which the collateral agent gives notice of the insufficiency determination, then the collateral agent will, if practicable, sell the U.S. government obligations and use the proceeds to purchase each type of reference property in the numbers or amounts necessary to cause the collateral pledged to meet the requirements of the Security and Pledge Agreement. The collateral agent will discontinue these sales and purchases if at any time a collateral event of default has occurred and is continuing.

     A "collateral event of default" means, at any time:

          (A) if no U.S. government obligations are pledged as substitute collateral, the collateral pledged does not consist of at least the maximum number or amount of each type of reference property that the seller may be required to deliver under the contract (as adjusted as a result of any dilution event or reorganization event); and

          (B) if any U.S. government obligations are pledged as substitute collateral, the U.S. government obligations do not have a market value at that time of at least 105% of the excess of (x) the aggregate then-current value of the maximum number or amount of each type of reference property that the seller may be required to deliver under the contract (as adjusted as a result of any dilution event or reorganization event) over (y) the aggregate then-current value of the number or amount of each type of reference property then pledged as collateral.

     A "default," which means a collateral event of default or the bankruptcy, insolvency, liquidation, dissolution or winding up of the seller, will automatically accelerate the seller's obligations under the contract. If there is a default, the seller will be required to deliver a number or amount of each type of reference property, allocated as proportionately as practicable, with an aggregate then-current value as of the acceleration date equal to the aggregate acceleration value, and the seller will not have the option to deliver cash in lieu of reference property. The "aggregate acceleration value" will be based on an "acceleration value" derived from quotations we receive from independent dealers. Each independent dealer will quote an amount that it would require to be paid to enter into an agreement with us that would have the effect of preserving our rights to receive the number or amount of each type of reference property under a portion of the contract that corresponds to 1,000 MEDS. We will request quotations from four nationally recognized independent dealers on or as soon as reasonably practicable following the acceleration date. If we receive four quotations, the acceleration value will be the arithmetic mean of the two quotations remaining after disregarding the highest and the lowest quotations. If we receive only two or three quotations, the acceleration value will be the arithmetic mean of all of the quotations. If we receive only one quotation, the acceleration value will be that quotation. The aggregate acceleration value will be computed by dividing the acceleration value by 1,000 and multiplying the quotient by the number of outstanding MEDS. If no quotations are provided, the aggregate acceleration value will be the aggregate then-current value on the acceleration date of the aggregate number or amount of each type of reference property that would be required to be delivered if the exchange date were the acceleration date. If there is a default, the number or amount of each type of reference property delivered to you will be based solely on the aggregate acceleration value.

     If there is a default, the collateral agent will distribute to us, and we will distribute to you as proportionately as practicable, reference property then pledged, or cash generated from the liquidation of the U.S. government obligations then pledged, or a combination of the foregoing, so that the aggregate then-current value of that reference property or cash distributed equals the aggregate acceleration value. In addition, if by the exchange date any substitute collateral has not been replaced by sufficient reference property, the collateral agent will distribute to us, and we will distribute to you as proportionately as practicable, the reference property then pledged plus cash generated from the liquidation of U.S. government obligations then pledged with an aggregate then-current value equal to the aggregate then-current value of the reference property required to be delivered by the seller under the contract. See "--Trust Dissolution."

Fractional Interests Under the Contract.

     The seller will not be required to deliver any fractional units of any reference security. Instead of any fractional unit that would otherwise be delivered to fulfill the seller's obligations under the contract, we will receive an amount in cash equal to the then-current value of that fractional unit as of the exchange date (or the special acceleration date, if any). To the extent it is practical to do so, the seller will deliver fractional interests of any reference property other than cash or a reference security. To the extent that it is not practical to do so, in lieu of delivering any fractional interest that would otherwise be delivered, the seller will deliver an amount in cash equal to the then-current value of that fractional unit as of the exchange date (or the special acceleration date, if any). See "--Fractional Interests."

The Seller.

     Specific information about the seller's holdings of XYZ common stock and other relationships with XYZ Company is included or incorporated by reference in the accompanying XYZ Company prospectus.

Purchase Price.

     The purchase price under the contract is equal to $o or $o if the underwriters exercise their over-allotment option in full. We will pay the purchase price to the seller on or about o and we are not required to pay the seller anything other than the purchase price. The purchase price was arrived at by arm's length negotiations between ourselves and the seller, taking into consideration various factors including the price, expected dividend level and volatility of XYZ common stock, current interest rates, the term of the contract, current market conditions generally, the collateral pledged by the seller, the value of other similar instruments and the costs and anticipated proceeds of the offering of MEDS.

XYZ Company

     [XYZ Company description to come]

     We are not affiliated with XYZ Company. XYZ Company will not receive any of the proceeds from the offering, and has no obligations with respect to the MEDS. This prospectus relates only to the MEDS being offered, and does not relate to XYZ Company or its common stock. XYZ Company has filed a registration statement with the SEC to register the shares of its common stock that you may receive when you exchange your MEDS. The registration statement contains XYZ Company prospectus that includes information relating to XYZ Company and its common stock, including risk factors relevant to an investment in XYZ common stock. The XYZ Company prospectus is attached to this prospectus and is being delivered to you only as a convenience. The XYZ Company prospectus is not part of this prospectus, and it is not incorporated by reference into this prospectus. See "Risk Factors--No Affiliation Between the Trust and XYZ Company."

Enhanced Yield; Less Potential for Equity Appreciation than XYZ Common Stock; No Depreciation Protection

     Owning a MEDS is not the same as owning a share of XYZ common stock. Cash distributions on the MEDS will be treated as a return of your basis in your treasury securities and will not result in a separate income inclusion in addition to the recognition of original issue discount on your treasury securities. The MEDS will provide you with a current distribution yield that is higher than the current dividend yield on XYZ common stock, which currently does not pay any dividends. However, there can be no assurance that the yield on the MEDS will be higher than the dividend yield on XYZ common stock in the future. In addition, your opportunity to benefit from appreciation in the price of XYZ common stock by investing in MEDS is less than the opportunity you would have if you invested directly in XYZ common stock, because the value of the reference property you receive when you exchange your MEDS will be greater than the issue price you paid to purchase your MEDS only if the reference property value per MEDS is greater than the threshold appreciation price of $o. Even if the reference property value per MEDS is greater than the threshold appreciation price, because each MEDS will in that case entitle you to receive only o% of the reference property per MEDS, you will receive only o% (the percentage equal to the initial price divided by the threshold appreciation price) of any appreciation in the value of the reference property above the threshold appreciation price. However, if the reference property value per MEDS is less than the initial price, you will bear the entire decline in value of the reference property. See "Risk Factors--MEDS Give You Less Opportunity for Equity Appreciation than XYZ common stock." Additionally, because the reference property value per MEDS is determined based on a 20 trading day average, the actual market value of a share of XYZ common stock or other reference property distributed in exchange for your MEDS may be more or less than the reference property value per MEDS used to determine the number or amount of reference property you will receive.

The U.S. Treasury Securities and Quarterly Distributions

     We will purchase and hold the treasury securities, which will have face amounts and maturities that exactly correspond to the amounts and payment dates of the quarterly cash distributions you will receive on your MEDS. Up to 35% of our total assets may be invested in these treasury securities. If the contract is accelerated in whole as described under "--The Contract--Special Acceleration" or "--Collateral Arrangements; Acceleration," we will liquidate the treasury securities and distribute the proceeds to you proportionately, together with other amounts distributed upon acceleration.

     If you acquired MEDS from the underwriters at the initial public offering price on the date the MEDS were first offered for sale, the following table contains information regarding your quarterly distributions, the portion of each year's distributions that will constitute a return of capital for U.S. federal income tax purposes and the amount of discount accruing on the treasury securities, assuming a constant yield election for short-term treasury securities. "Certain Tax Considerations."

                                     Annual Gross
             Annual Gross         Distributions from                           Annual Inclusion of
          Distributions from    Treasury Securities per   Annual Return of   Original Issue Discount
Year      Treasury Securities            MEDS             Capital per MEDS     in Income per MEDS
----      -------------------   -----------------------   ----------------   -----------------------
                  $                        $                      $                      $


     We will make quarterly distributions of $o per MEDS on each o, o, o and o, or on the next business day if that date is not a business day, beginning o, if you are the holder of record as of the preceding o, o, o, and o . Our quarterly distributions will consist solely of the cash we receive from the proceeds of the treasury securities as they mature.

Temporary Investments

     For cash management purposes, we may invest the proceeds of the treasury securities and any other cash we hold in short-term obligations of the U.S. government maturing no later than the business day before the next distribution date.

Trust Dissolution

     Our trust will dissolve on or shortly after the exchange date, or earlier if the contract is accelerated in whole as described above. We have adopted a fundamental policy that we will not dispose of the contract during our term. Under the circumstances described above, however, the contract may terminate before the exchange date. If (i) a default occurs under the contract with respect to the seller, (ii) the collateral supporting the contract is insufficient or (iii) the reference property to be delivered under the contract no longer includes any marketable equity securities, then our assets other than the contract will be liquidated and our trust dissolved. Upon dissolution, our assets will include proceeds received from the liquidation and any assets received under the contract, less any expenses, which will be distributed as proportionately as practicable to you, and our term will immediately expire. See "--The Contract--Special Acceleration" and "--Collateral Arrangements; Acceleration."

Fractional Interests

     We will not distribute to you on the exchange date any fractional units of any reference security, or fractional interests in any reference property. The seller will not deliver to us any fractional units of any reference security. To the extent that the seller delivers to us fractional units of any reference property other than cash or reference securities, all such fractional units or interests will be aggregated and liquidated and, in lieu of the fractional units or interests to which you would otherwise have been entitled, you will receive a proportionate share of the proceeds from the liquidation, net of any brokerage or related expenses. See "--The Contract --Fractional Interests under the Contract."

                            Investment Restrictions

     We have adopted a fundamental policy that we will not:

     o purchase any securities or instruments other than the treasury securities, the contract and any reference security received under the contract and, for cash management purposes, short-term obligations of the U.S. government;

     o    issue any securities or instruments except for the MEDS;

     o    make short sales or purchase securities on margin;

     o    write put or call options;

     o    borrow money;

     o    underwrite securities of other issuers;

     o purchase or sell real estate and real estate mortgage loans, commodities or commodities contracts;

     o    make loans;

     o    invest less than 65% of our portfolio in the contract;

     o    dispose of the contract during our term; and

     o unless we dissolve earlier than the originally scheduled exchange date, dispose of the treasury securities before their maturity dates.

     We cannot change these fundamental policies without the consent of all holders of the outstanding MEDS. Unless expressly designated as fundamental, all other policies of the Trust may be changed by our trustees without your approval.

     Because of the foregoing fundamental policies, our investments will be concentrated initially in the o industry, which is the industry in which XYZ Company currently operates. However, if in the future XYZ Company diversifies its operations into one or more other industries, or if the reference property includes a reference security of an issuer that operates in another industry, our investments will be less concentrated in the o industry. See "Risk Factors--Our Portfolio Is not Diversified."

                                  Risk Factors

     You should carefully consider each of the following risks and all of the other information set forth in this prospectus and the accompanying XYZ Company prospectus before deciding to invest in the MEDS.

We Will not Actively Manage our Portfolio

     Unlike a typical closed-end investment company, we will not have an investment advisor to manage our portfolio. Instead, we will be internally managed by our trustees. See "Management Arrangements." We have adopted a fundamental policy that we may not dispose of the contract before our term expires. Similarly, unless we dissolve earlier than the exchange date, we will not dispose of the treasury securities before their maturity dates. As a result, we will continue to hold the contract despite any significant decline in the value of XYZ common stock, or any other reference property, or any adverse change in the financial condition of XYZ Company or any other issuer. See "Investment Objectives and Policies."

Our Portfolio Is not Diversified

     We are classified as a "non-diversified," closed-end, management investment company under the Investment Company Act. Consequently, we are not limited by the Investment Company Act in the proportion of our assets that may be invested in the securities of a single issuer. Our assets will consist almost entirely of the contract and the treasury securities. As a result, we may be subject to greater risk than would be the case for an investment company with more diversified investments.

You Bear the Risk of Any Loss in the Value of XYZ Common Stock

     The MEDS are similar to ordinary equity securities in that the aggregate value of XYZ common stock, or other reference property, or cash, that you will receive on or shortly after the exchange date is not fixed, but is based on the value of XYZ common stock, or other reference property, which may be more or less than the initial price. See "Investment Objectives and Policies--The Contract." If the reference property value per MEDS is less than the initial price, then you will receive assets with a value of less than the issue price you paid to purchase the MEDS, in which case your investment in MEDS will result in a loss, and you will bear the entire decline in value. Accordingly, you are assuming the risk that the market value of XYZ common stock may decline, and that such decline may be substantial. If XYZ Company is insolvent or bankrupt when you receive its common stock, you may lose your entire investment.

     In addition, because the then-current value of any reference security is determined over a 20 trading day averaging period, except in the case of a rollover offering, the actual market price of XYZ common stock or other reference security that you receive on or shortly after the exchange date may be less than the reference property value per MEDS. For example, if the value of XYZ common stock is continuously falling during the averaging period, the actual market price on the exchange date of XYZ common stock that you receive may be less than the reference property value per MEDS.

MEDS Give You Less Opportunity for Equity Appreciation than XYZ Common Stock

     Owning a MEDS is economically different from owning a share of XYZ common stock. An investment in MEDS offers you less opportunity to realize any appreciation in the value of XYZ common stock over its current value than does a direct investment in XYZ common stock. The amount you receive when you exchange your MEDS will be greater than the issue price you paid to purchase the MEDS only if the reference property value per MEDS is greater than the threshold appreciation price. The threshold appreciation price of $o represents an appreciation of o% over the initial price. In addition, you are entitled to receive only o% (the percentage equal to the initial price divided by the threshold appreciation price) of any appreciation in the reference property value per MEDS above the threshold appreciation price. See "Investment Objectives and Policies--The Contract."

Trading Prices of the MEDS May Be Influenced by Many Unpredictable Factors

     Many factors, all of which are beyond our control, will influence the value of the MEDS. We expect that the market value of XYZ common stock will affect the value of the MEDS more than any other factor. The trading price of XYZ common stock may fluctuate significantly and experience significant volatility. Factors that may affect the trading prices of XYZ common stock and the MEDS include:

     o    the operating results and future prospects of XYZ Company;

     o    the health of the industry in which XYZ Company operates;

     o economic, financial and political events that affect the capital markets generally;

     o sales of substantial amounts of XYZ common stock after the offering of the MEDS (which could occur, among other reasons, in connection with hedging or arbitrage of investors' positions in the MEDS--see "--The Issuance of the MEDS May Adversely Impact the Market for XYZ Common Stock") or the perception that these sales could occur;

     o the volatility (frequency and magnitude of changes in price) of XYZ common stock;

     o    the dividend rate on XYZ common stock, if any;

     o    interest and yield rates in the capital markets generally; and

     o    the time remaining until the exchange date.

     The capital markets in general have experienced extreme volatility that often has been unrelated to the operating performance of particular companies. These broad market and industry fluctuations may cause declines in the value of XYZ common stock and the MEDS regardless of the actual operating performance of XYZ Company.

The Issuance of the MEDS May Adversely Impact the Market for XYZ Common Stock

     Investors' anticipation that the seller may deliver to us under the contract XYZ common stock representing approximately o% of the currently outstanding shares of XYZ common stock could cause the price of XYZ common stock to be unstable or to fall. In addition, the following events may occur as a result of the issuance of the MEDS, which events may also adversely affect the price of XYZ common stock:

     o sales of XYZ common stock by investors who prefer to invest in XYZ Company by purchasing MEDS;

     o short sales of XYZ common stock by holders of MEDS who wish to hedge their investment in XYZ Company; or

     o    arbitrage trading activity between the MEDS and XYZ common stock.

You Bear Some Market Risk if the Seller Elects the Cash Settlement Option

     If the seller decides to exercise the cash settlement option, the amount of cash we will receive in lieu of any reference security will be based on the average of the closing prices per unit of that reference security for the 20 trading day period ending immediately before the second trading day prior to the exchange date (except in the case of a rollover offering). The price of XYZ common stock or any other reference security that you may receive as a result of dilution or reorganization event adjustments will be subject to market fluctuations during that period. The amount of cash you receive on the exchange date may be less than the value of XYZ common stock or other reference securities that you would have received on the exchange date had the seller not exercised the cash settlement option. For example, if the seller elects to exercise the cash settlement option and the value of XYZ common stock is continuously rising during the averaging period, the average of the closing prices per share of XYZ common stock over the averaging period may be lower than the value of XYZ common stock otherwise deliverable on the exchange date.

     The contract will be collateralized by a pledge of the maximum number or amount of each type of reference property that the seller may be required to deliver under the contract or, at the seller's option, by U.S. government obligations. In addition, as a condition to its election of the cash settlement option, the seller will be required to pledge on the cash settlement notice date as additional collateral an amount of cash equal to 20% of the reference property value per MEDS as of the cash settlement notice date multiplied by the number of MEDS outstanding. However, if the market price of the reference property is sharply falling during the averaging period so that the value of the reference property and that additional collateral pledged to us is less than the amount of cash that the seller is obligated to deliver to us under the contract, then you bear the risk that the seller's obligation to deliver cash to us will not be fully collateralized. See "Investment Objectives and Policies--The Contract."

The Amount You Receive and the Timing of Exchange Will Be Affected If the Seller Elects to Extend the Exchange Date or Engage in a Rollover Offering

     The seller will have the right under the contract, on 30 business days' notice to us, to extend the exchange date by three months to o. If the seller elects to extend the exchange date, the seller will then have the right in connection with a rollover offering, by notice to us by 10:00 A.M., New York City time, on the business day following the date of pricing of the rollover offering (provided that such pricing date is 30 business days or more prior to the extended exchange date), to accelerate the exchange date from o to the second business day following the date of closing of the rollover offering. If the seller elects to extend but not accelerate the exchange date, then the exchange amount will be calculated as of the extended exchange date. If the seller elects to extend and then accelerate the exchange date, then the exchange amount will be calculated based on the closing price per share of XYZ common stock or per unit of other reference security on the date of pricing of the rollover offering. As a result, the amount of cash you will receive for your MEDS will be based on a single closing price per unit of any reference security included in the reference property, rather than an average of closing prices, which may be less than you would have received if that amount was based on the average of closing prices, and you will only receive notice of the date on which the single closing price will be determined on or after the determination date. In addition, your receipt of the exchange amount will be delayed until following the extended or accelerated exchange date.

You Bear Some Risk if the Seller Becomes Bankrupt

     We believe that the contract constitutes a "securities contract" for purposes of the Bankruptcy Code. Therefore, we believe that if the seller becomes bankrupt, the contract will not be subject to the automatic stay provisions of the Bankruptcy Code. If, however, the contract was found not to constitute a "securities contract" for this purpose, the contract could become subject to the automatic stay provisions of the Bankruptcy Code or otherwise affected by the bankruptcy proceedings. We would be required to file a claim in bankruptcy court in order to complete the exchange. This would delay the timing of the exchange and may result in less reference property in the exchange than you would otherwise be entitled to receive.

     In addition, if the seller elects to extend the exchange date, the seller will be required to deliver to us additional treasury securities sufficient to fund the additional cash distribution that we will make. If the seller becomes bankrupt after electing to extend the exchange date but before the extended or accelerated exchange date, your receipt of the additional cash distribution may be substantially delayed.

You Will Have No Shareholder Rights With Respect to any Reference Security and No Rights Under the Contract

     If you invest in MEDS, you will have no rights with respect to any reference security, including voting rights and rights to receive any ordinary cash dividends or regular interest payments on the reference security. You will have these rights with respect to any reference securities that you receive in exchange for your MEDS only if the applicable record date for determining holders entitled to those rights occurs after you have received the reference securities.

     The seller is not responsible for determining the amount you will receive for your MEDS on or shortly after the exchange date. The contract is a commercial transaction and does not create any rights in any third party and is not for the benefit of any third party, including you.

The Number of Shares You Receive Will not Be Adjusted for Certain Potentially Dilutive Events

     XYZ Company or any other issuer of reference property is free to issue additional shares of common stock or other securities during the term of the MEDS. Similarly, any stockholder of XYZ Company, including the seller may decide to sell XYZ common stock at any time. Although the amount of reference property you receive will be adjusted to protect you from certain dilution and reorganization events specified under "Investment Objectives and Policies--The Contract--Reference Property Adjustments," it will not be adjusted if XYZ Company offers its common stock for cash or as consideration to make an acquisition or if a stockholder sells shares of its common stock or if XYZ Company or anyone else makes a partial tender offer or partial exchange offer for its common stock. See "Investment Objectives and Policies--The Contract--Reference Property Adjustments." Any of these issuances, sales or offers could lead to declines in the value of XYZ common stock and, because no adjustment is made to the MEDS, in the value of your MEDS. Neither XYZ Company nor the seller has any obligation to consider your interests for any reason.

Your Opportunity for Gain May Be Diminished if the MEDS Expire Early

     Our term, which is scheduled to expire on or shortly after the exchange date, may be accelerated, and our assets, other than the contract, liquidated if: (i) the seller defaults under the contract,(ii) the collateral supporting the contract is insufficient or (iii) the reference property to be delivered under the contract no longer includes any marketable equity securities. In addition, if following any of the dilution and/or reorganization event adjustments, 30% or more of the reference property will consist of cash and/or other reference property (other than marketable equity securities), then the time of delivery of that cash and/or other reference property (other than marketable equity securities) by the seller to us, and by us to you, will be accelerated. On acceleration, the value of the proceeds and assets you receive could be substantially less than the value of what you would have received had our term expired on the exchange date.

MEDS May Be Difficult to Resell

     There may be little or no secondary market for the MEDS. The MEDS are a new security and there currently is no secondary market for them. We will apply to the Nasdaq National Market to list the MEDS for trading under the symbol "o," but we do not know whether active trading in the MEDS will develop and continue even if they are so listed. If there is a secondary market for the MEDS, it may not provide significant liquidity or it may not continue for the life of the MEDS.

     The MEDS may later be delisted or trading in the MEDS on the Nasdaq National Market may later be suspended. If the MEDS are delisted or trading suspended, we will apply to list the MEDS on another national securities exchange or for quotation on another trading market. If the MEDS are not listed or traded on any securities exchange or trading market, or if trading is suspended, you may find it more difficult to obtain pricing information for the MEDS, and the price and liquidity of the MEDS may be adversely affected.

     The representative for the underwriters has told us that it currently intends to make a market in the MEDS, although it has no obligation to do so.

MEDS May Trade at a Discount to Net Asset Value

     We are a newly organized closed-end investment company with no previous operating history. Our net asset value may decrease. In addition, shares of closed-end investment companies frequently trade at a discount from their net asset value. It is impossible to predict whether the MEDS will trade at, below or above our net asset value. Since the MEDS are not redeemable, if you wish to dispose of them prior to the exchange date, you must bear the risk that if they do trade at a discount at the time you sell them, you would realize a loss on your investment in the MEDS, regardless of our performance.

No Affiliation Between the Trust and XYZ Company

     We are not affiliated with XYZ Company. We have no knowledge whether any of the events described under "Investment Objectives and Policies--The Contract--Reference Property Adjustments" are currently being considered by XYZ Company unless those events have been publicly disclosed, and we also have no knowledge of any event that would have a material adverse effect on XYZ Company or on the price of its common stock. We have no ability to control these events and these events are difficult to predict.

     XYZ Company has no obligations with respect to the MEDS or the contract, including any obligation to consider our needs or your needs for any reason. XYZ Company will not receive any of the proceeds from the offering. XYZ Company is not responsible for and has not participated in preparing this prospectus or in determining the number, amount or type of reference property you will receive for your MEDS. XYZ Company is not involved with the administration or trading of the MEDS.

Uncertain Tax Treatment

     There is no statutory, judicial or administrative authority directly addressing the proper U.S. federal income tax treatment of an investment in the MEDS or with securities with terms substantially the same as the MEDS. As a result, the law regarding the treatment of the MEDS for United States federal income tax purposes is subject to some uncertainty. Additionally, no ruling has been requested from the Internal Revenue Service (the "IRS") with respect to the MEDS. Although we believe that you will not recognize taxable income with respect to your proportionate share of the contract prior to partial or full settlement of the contract, the issue is not free from doubt and the IRS is not required to agree with our characterization. Some alternative characterizations could require you to include more income than would be included under the analysis set forth under "Certain Tax Considerations." Accordingly, you should consult your tax advisers with respect to the tax consequences of the purchase, ownership and disposition of the MEDS in light of your particular circumstances, including the tax risks associated with possible alternative characterizations of the MEDS. See "Certain Tax Considerations."

Risks Factors Relating to XYZ Company

     You should carefully consider the information in the XYZ Company prospectus, including the risk factors relating to XYZ Company beginning on page o of the XYZ Company prospectus.

                            Description of the MEDS

     Each MEDS represents a proportionate share of undivided beneficial interest in our assets, and a total of o MEDS will be issued in the offering, assuming the underwriters do not exercise their over-allotment option. You are entitled to your proportionate share in our remaining assets available for distribution if we liquidate. MEDS have no preemptive, redemption or conversion rights. The MEDS, when issued and delivered to you against payment of the public offering price, will be fully paid and nonassessable undivided beneficial interests in our assets.

     You are entitled to one vote for each MEDS you hold on all matters to be voted on by holders of MEDS. You cannot cumulate your votes in the election of trustees. We intend to hold annual meetings as required by the rules of the Nasdaq National Market. You have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding MEDS, to remove any of our trustees. The trustees will call a meeting for holders to vote on the removal of a trustee upon the written request of the record holders of 10% of the MEDS, or to vote on other matters upon the written request of the record holders of 51% of the MEDS, unless substantially the same matter was voted on during the preceding 12 months.

Book-entry System

     The MEDS will be issued in the form of one or more "global securities" deposited with The Depository Trust Company ("DTC") and registered in the name of DTC's nominee.

     DTC has informed us as follows. DTC is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Securities Exchange Act of 1934, as amended. DTC was created to hold securities for people who have accounts with it ("participants") and to facilitate the clearance and settlement of securities transactions among its participants through electronic book-entry changes in the participants' accounts. This book-entry system eliminates the need to physically move certificates. These participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to DTC's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

     After a global security is issued, DTC or its nominee will credit the MEDS represented by the global security to its participants' accounts. The underwriters will designate the accounts to be credited. Only participants or persons that hold interests through participants may beneficially own the global securities. If you are a participant, DTC or its nominee will maintain the records that show your beneficial ownership in the global securities and effect any transfer of those beneficial ownership interests among participants. If you hold through a participant, the participant will maintain the records that show your beneficial ownership in the global securities and effect any transfer of those beneficial interests within the participant. The laws of some jurisdictions may require that purchasers of securities take physical delivery of those securities in definitive form. These laws may impair the ability to transfer beneficial interests in a global security.

     So long as DTC or its nominee is the registered owner of a global security, DTC or its nominee will be considered the sole owner or holder of the MEDS represented by that global security. Generally, you will not be entitled to have MEDS registered in your name and will not receive or be entitled to receive physical delivery of MEDS in definitive form and will not be considered the owner or holder of the MEDS that you beneficially own.

     Because DTC or its nominee is the registered owner or the holder of the global securities, we will pay the quarterly cash distributions and deliver any reference property or any other consideration in connection with the MEDS to DTC or its nominee. We expect that DTC or its nominee, when it receives a payment or delivery, will immediately credit its participants' account with amounts proportionate to their respective beneficial interests in the global securities, according to its records. We also expect that payments by participants to persons who hold through participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers registered in "street name", and will be the responsibility of the participants. None of us, the underwriters, any of our trustees, the administrator, the paying agent or the custodian will have any responsibility or liability for any aspect of the records relating to beneficial ownership interests in a global security, or payments made on account of beneficial ownership interests or for maintaining, supervising or reviewing any records relating to beneficial ownership interests.

     A global security may not be transferred except as a whole by DTC to a nominee or a successor of DTC. If DTC is at any time unwilling or unable to continue as depositary and we do not appoint a successor depositary within ninety days, we will issue MEDS in definitive registered form in exchange for the global securities. In this event, you will be entitled to receive MEDS in definitive form registered in your name equal in number to your proportionate interest in the global securities.

                            Management Arrangements

General

     Our trustees consist of three individuals each of which we refer to as a "trustee." None of the trustees is an "interested person" in us as defined in the Investment Company Act. The trustees are responsible for the overall supervision of our operations and perform the various duties imposed on the trustees of management investment companies by the Investment Company Act.

     The name of each trustee, his position and his principal occupation during the past five years are set forth below:

                                                         Principal Occupation
Name, Age and Address                    Title           During Past Five Years
----------------------------------- ----------------     ----------------------
Donald J. Puglisi, 53.............. Managing Trustee     Professor of Finance
   Department of Finance                                 University of Delaware
   University of Delaware
   Newark, DE 19716
William R. Latham, I, 54............    Trustee          Professor of Economics
   Department of Economics                               University of Delaware
   University of Delaware
   Newark, DE 19716
James B.  O'Neill, 59...............    Trustee          Professor of Economics
   Center for Economic Education                         University of Delaware
   & Entrepreneurship
   University of Delaware
   Newark, DE 19716


Compensation of Trustees

     Each trustee will be paid a one-time, up-front fee of $o by the seller. The managing trustee will also receive an additional up-front fee of $o for serving in that capacity. We will not otherwise compensate the trustees in any manner, including any pension or retirement benefits. The trustees do not receive any compensation for serving as a trustee or director of any other investment company affiliated with us.

Portfolio Management and Administration

     We will be internally managed by our three trustees and we will not have an investment adviser. Our portfolio will not be actively managed. The trustees will authorize the purchase of the contract and the treasury securities as directed by the Trust Agreement. We have a fundamental policy that the contract may not be disposed of during our term and that, unless we dissolve earlier than the exchange date, we will not dispose of the treasury securities before their maturity dates.

     The seller and J.P. Morgan Securities Inc. will pay all expenses we incur in our operations, including, among other things, accounting services, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, if any, stock certificates and shareholder reports, charges of the administrator, the custodian and the paying agent, expenses of registering the MEDS under federal and state securities laws, SEC fees, the trustees' fees, insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses and mailing expenses. See "Prospectus Summary --Fee Table" and "--Estimated Expenses."

Administrator

     Our day-to-day affairs will be managed by o, as trust administrator pursuant to an administration agreement dated as of o. Under the administration agreement, the trustees have delegated most of their operational duties to the administrator. These include the duties to:

     o receive invoices for and pay all of our expenses;

     o with the approval of the trustees, engage legal and other professional advisors (other than our independent public accountants);

     o instruct the paying agent to pay any distributions on the MEDS;

     o prepare and mail, file or publish all of our notices, proxies, reports, tax returns and other communications and documents, and keep all of our books and records;

     o at the direction of the trustees, institute and prosecute legal and other appropriate proceedings to enforce our rights and remedies; and

     o make all necessary arrangements with respect to meetings of trustees and any meetings of holders of MEDS. The administrator will not, however, select our independent public accountants or sell or otherwise dispose of our assets except in connection with an acceleration of the contract in whole as described under "Investment Objectives and Policies--The Contract--Special Acceleration" and "--Collateral Arrangements; Acceleration" or the settlement of the contract on the business day before the exchange date.

     The Administration Agreement may be terminated by us or the administrator with 60 days' prior written notice, but the agreement may not be terminated until a successor administrator has been chosen and has accepted the administrator's duties.

     Except for its roles as our administrator, custodian, paying agent and registrar and transfer agent and as collateral agent under the Security and Pledge Agreement, o has no other affiliation with us, and is not engaged in any other transactions with us.

     The address of the administrator is o.

Custodian

     The custodian of our assets is o pursuant to a custodian agreement dated as of o. Under the custodian agreement, all net cash we receive will be invested by the custodian in short-term U.S. government securities maturing on or shortly before the next quarterly distribution date. If we terminate the custodian agreement or the custodian resigns, we must engage a new custodian to carry out the duties of the custodian.

     The address of the custodian is o.

Transfer Agent, Registrar and Paying Agent

     The transfer agent, registrar and paying agent for the MEDS is o pursuant to a paying agent agreement dated as of o. If we terminate the Paying Agent Agreement or the paying agent resigns, we must engage a new transfer agent, registrar and paying agent to carry out the duties of the paying agent.

     The address of the paying agent is o.

Indemnification

     We will indemnify each trustee, the administrator, the paying agent and the custodian with respect to any claim, liability, loss or expense including the costs and expenses of the defense against any claim or liability that they may incur in acting in that capacity, except in the case of willful malfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits this indemnification. J.P. Morgan Securities Inc. has agreed to reimburse us for any amounts we pay as indemnification to any trustee, the administrator, the paying agent or the custodian. J.P. Morgan Securities Inc. will in turn be reimbursed by the seller.

Estimated Expenses

     At the closing of the offering, the seller will pay to each of the administrator, the custodian and the paying agent a one-time, up-front amount in respect of its fee and, in the case of the administrator, our anticipated ongoing expenses over our term. Our organizational costs in the amount of $o and estimated costs in connection with the initial registration and public offering of the MEDS in the amount of approximately $o will be paid by the seller. "Fee Table."

     The amount payable to the administrator for our anticipated ongoing expenses was determined based on estimates made in good faith on the basis of information currently available to us, including estimates furnished by our agents. Any unanticipated expenses will be paid by J.P. Morgan Securities Inc. J.P. Morgan Securities Inc. will in turn be reimbursed by the seller.

                          Dividends and Distributions

     We will make quarterly cash distributions from the proceeds of the treasury securities. You will receive the first distribution of $o per MEDS (in respect of the period from o until o) on o if you are the holder of record on
o. After that, we will make quarterly cash distributions of $o per MEDS on each o, o, o and o, or on the next business day if that date is not a business day, if you are the holder of record as of the preceding o, o, o or o, respectively.

                                Net Asset Value

     We will calculate the net asset value of the MEDS on a quarterly basis by dividing the value of our net assets, which is the value of our assets less our liabilities, by the total number of MEDS outstanding. Our net asset value will be published semi-annually as part of our semi-annual report to you and at other times as the trustees may determine. The treasury securities will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as we determine in good faith under the direction of the trustees. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable. The contract will be valued at the mean of the bid prices we receive from at least three independent broker-dealer firms who are in the business of making bids on financial instruments similar to the contract and with comparable terms.

                           Certain Tax Considerations

     The following discussion sets forth the opinion of Davis Polk & Wardwell, special tax counsel to the Trust, as to certain of the material U.S. federal income tax consequences that may be relevant to the purchase, ownership and disposition of the MEDS. This general discussion is addressed to you only if you purchase the MEDS at the issue price from an underwriter pursuant to the original offering and you hold the MEDS as capital assets. The discussion set forth below does not address all of the tax consequences that may be relevant to you in light of your particular circumstances or if you are a member of a class of holders subject to special rules such as:

     o certain financial institutions,

     o insurance companies,

     o tax-exempt entities,

     o dealers in securities or foreign currencies,

     o traders in securities that elect to mark their securities to market for tax accounting purposes,

     o persons who have ceased to be U.S. citizens or to be taxed as resident aliens,

     o holders who hold a MEDS as a part of a hedging transaction, straddle, "conversion transaction" or "synthetic security" or who have entered into a "constructive sale" transaction with respect to the MEDS.

     This discussion also does not address the tax consequences of the ownership of the XYZ common stock.

     This summary is based on the tax laws of the United States, including the Internal Revenue Code of 1986, as amended (the "Code"), its legislative history, administrative pronouncements, published rulings and court decisions and existing and proposed regulations under the Code, all as of the date hereof, changes to any of which subsequent to the date hereof may affect the tax consequences described below, possibly with retroactive effect. No ruling has been requested from the Internal Revenue Service (the "IRS") with respect to the U.S. federal income tax consequences of ownership of the MEDS and the IRS is not required to agree with the opinion of Davis Polk & Wardwell. Further, the tax treatment of an investment in the MEDS is uncertain as there is no statutory, judicial or administrative authority directly addressing the proper U.S. federal income tax treatment of the MEDS or with securities with terms substantially the same as the MEDS. Accordingly, you are urged to consult your tax adviser regarding the U.S. federal income tax consequences to you of the purchase, ownership and disposition of the MEDS, including the effect of any state, local or foreign tax laws.

     As used in this prospectus, the term "U.S. holder" means a holder of MEDS that is, for U.S. federal income tax purposes,

     o a citizen or resident of the U.S.,

     o a corporation created or organized in or under the laws of the U.S. or of any political subdivision thereof, or

     o an estate or trust the income of which is subject to U.S. federal income taxation regardless of its source.

     The term "Non-U.S. holder" means a holder of MEDS that is for U.S. federal income tax purposes:

     o a nonresident alien individual,

     o a foreign corporation, or

     o a nonresident alien fiduciary of a foreign estate or trust.

Tax Status of the Trust

     The Trust will be treated as a grantor trust for U.S. federal income tax purposes, and income it receives or accrues will be treated as income of the holders in the manner set forth below. Under the grantor trust rules of the Code, you will be considered the owner of a pro rata undivided interest in the stripped Treasury securities and the contract owned by the Trust.

Tax Consequences to U.S. Holders

     The following section applies to you if you are a U.S. holder.

     Tax Basis of the Treasury Securities and the Contracts. As mentioned above, you will be considered the owner of a pro rata undivided interest in the stripped Treasury securities and the contract owned by the Trust. The cost to you of your MEDS will be allocated between your interests in the Treasury securities and your interest in the contract, in proportion to the fair market values thereof on the date on which you acquire your MEDS, in order to determine your tax bases in each. It is currently anticipated that the Trust will use o% and o% of the net proceeds of the offering to purchase the Treasury securities and as payment under the contract, respectively.

     Recognition of Original Issue Discount on the Treasury Securities. You will be required to treat your pro rata portion of the Treasury securities (other than short-term Treasuries, as described below) owned by the Trust as bonds that were originally issued on the date you purchased your MEDS at an original issue discount equal to the excess of your pro rata portion of the amounts payable on the Treasury securities over your aggregate tax bases therein as discussed above. You are required (whether you are on the cash or accrual method of tax accounting) to include original issue discount (other than on short-term Treasury securities, as described below) in income for federal income tax purposes as it accrues, in accordance with a constant-yield method.

     Short-Term Treasuries. If in any taxable year, 20% or more of the value of the MEDS is held for at least 90 days by holders who use the accrual method of accounting, you will be required to include in income as it accrues the acquisition discount on any short-term Treasury security the Trust owns (that is, any Treasury security with a maturity of one year or less from the date you purchase your MEDS). Unless you elect to include the acquisition discount on a short-term Treasury security in income according to a constant-yield method based on daily compounding, you will be required to accrue that discount on a straight-line basis. Your tax basis in your interests in the Treasury securities will be increased by the amount of any acquisition discount included in your income with respect to short-term Treasury securities.

     Treatment of the Contract. You will be treated as entering into a pro rata portion of the contract and, at the exchange date, as receiving a pro rata portion of the reference property or cash or combination thereof delivered to the Trust. You will not recognize income, gain or loss upon entry into the contract. Although the matter is not free from doubt, in the opinion of Davis Polk & Wardwell you will not recognize income with respect to the contract prior to its settlement, except as noted below.

     Sale or Exchange of MEDS. Upon the sale or exchange of all or some of your MEDS, you will be treated as having sold a pro rata portion of the Treasury securities and the contract underlying the MEDS. You will recognize taxable gain or loss equal to the difference between the amount realized on the sale or exchange and your aggregate adjusted tax bases in your pro rata portion of the Treasury securities and the contract. Any gain or loss will generally be long-term capital gain or loss, as the case may be, if at that time you have held the MEDS for more than one year.

     Distribution Upon Settlement. You will not recognize any gain or loss upon the delivery of any reference property other than cash pursuant to the contract. You will have an adjusted tax basis in the reference property equal to the portion of your adjusted tax basis in your interest in the contract that is allocable to the reference property. The allocation of your adjusted tax basis in your share of the contract between cash received, if any, and other reference property received will be in proportion to the amount of cash and the fair market value, as of settlement, of the other reference property. Your holding period for any reference property received upon settlement will start on the day after such property is acquired by the Trust.

     With respect to any cash received upon settlement, you will recognize gain or loss, as the case may be, equal to the difference between your pro rata portion of the cash received by the Trust and your adjusted tax basis in the contract attributable to the cash received. The character of this gain or loss will be capital rather than ordinary and long-term (other than gain or loss with respect to cash received in lieu of fractional shares, the character of which will be treated as short-term) if you have held the MEDS for more than one year. For purposes of this and the preceding paragraphs, cash received on settlement of the contract does not include any amount distributed on account of any extension of the exchange date. The tax treatment of such distribution is discussed below under "Extension of the Maturity of the Contract."

     Extension of the Maturity of the Contract. If the maturity of the contract is extended, you will be entitled to receive an additional cash payment upon settlement. Although the tax treatment of this additional amount is uncertain, we believe that this additional amount should be taken into account in determining the amount of capital gain or loss you will realize upon settlement or other disposition of the MEDS. Accordingly, the Trust does not currently intend to report this additional amount separately as ordinary income to you. The IRS may seek to treat this additional amount as giving rise to ordinary income, however.

     You should not be required to include any amounts in income upon the Trust's receipt, as collateral, of additional Treasury securities as a result of an extension of the exchange date under the contract or be required to include original issue discount in respect of such Treasury securities from the date the Trust receives the additional Treasury securities as collateral until the extended exchange date.

     Possible Alternative Tax Treatments of an Investment in the MEDS. It is possible that the IRS could seek to impose tax consequences on you different from those described above. The IRS could contend, for example, that you should include imputed interest income over the term of the contract. You are urged to consult your own tax adviser regarding the tax consequences to you of an investment in the MEDS.

Tax Consequences to Non-U.S. Holders

     This section applies to you if you are a Non-U.S. holder. However, the following section may not apply to you, and you should consult your tax adviser regarding the tax consequences that will apply, if for U.S. federal income tax purposes,

     o you hold MEDS in connection with the conduct of a trade or business in the United States,

     o you own 10% or more of the capital or profits interest in the seller,

     o you are a "controlled foreign corporation" related to seller, or

     o you are an individual who may be present in the U.S. for 183 days or more in any tax year in which you hold MEDS.

     Subject as above and to the discussion below concerning backup withholding:

     o amounts paid or accrued with respect to your pro rata portion of the stripped Treasury securities and the contract owned by the Trust generally will not be subject to U.S. federal income or withholding tax, provided that in the case of interest the statement required by Section 871(h) or Section 881(c) of the Code regarding your tax status has been furnished as discussed in the next paragraph. Notwithstanding the foregoing, the IRS may assert that any cash you receive at maturity of the contract on account of an extension of the contract is subject to U.S. federal withholding tax. At present, however, we do not intend to withhold with respect to this payment.

     o any gain you realize on the sale of your MEDS will not be subject to U.S. federal income tax.

     Sections 871(b) and 881(c) of the Code require that in order to obtain the portfolio interest exemption from withholding tax, either you as the beneficial owner of the MEDS, or a securities clearing organization, bank or other financial institution that holds customers' securities in the ordinary course of its trade or business (a "Financial Institution") and that is holding the MEDS on your behalf, must file a statement with the Trust to the effect that the beneficial owner of the MEDS is a Non-U.S. holder. This requirement will be fulfilled if you certify on IRS Form W-8BEN (or any substitute form), under penalties of perjury, that you are not a U.S. person and provide your name and address, and any Financial Institution holding the MEDS on your behalf files a statement with the Trust to the effect that it has received such a statement from you and furnishes the Trust with a copy of it.

     If you are an individual, your pro rata interest in the contract may be treated as part of your gross estate for U.S. federal estate tax purposes.

Backup Withholding and Information Reporting

     If you are a U.S. holder and not a corporation, you may be subject to information reporting and to backup withholding at a rate of 31% on certain amounts paid to you, unless you provide proof of an applicable exemption or a correct taxpayer identification number, and otherwise comply with the applicable requirements of the backup withholding rules. If you are a Non-U.S. holder and the required information regarding your tax status is furnished as discussed above, you will not be subject to backup withholding. Amounts withheld under the backup withholding rules are not an additional tax and may be refunded or credited against your U.S. federal income tax liability, if you provide the required information to the IRS.

     After the end of each calendar year, the Trust will furnish to each record holder of the MEDS an annual statement containing information relating to the payments on the Treasury securities received by the Trust. The Trust will also furnish such information to the IRS.

                                  Underwriting

     The underwriters named below, for whom J.P. Morgan Securities Inc. is acting as the representative, have agreed to severally purchase from us, subject to the terms and conditions set forth in the underwriting agreement among us, the seller, XYZ Company and the representative acting on behalf of the underwriters, and we have agreed to sell to the underwriters severally the respective number of MEDS set forth opposite the names of the underwriters below:

Name                                                   Number of MEDS
----                                                   --------------
J.P. Morgan Securities Inc.......................

Total............................................
                                                           =======

     The underwriting agreement provides that the obligations of the several underwriters to purchase the MEDS included in this offering are subject to approval of certain legal matters by their counsel and to certain other conditions. The nature of the underwriters' obligations under the underwriting agreement is such that all of the

MEDS being offered by this prospectus, excluding MEDS covered by the over-allotment option granted to the underwriters, must be purchased if any are purchased.

     The underwriters have advised us that the underwriters propose to offer the MEDS to the public initially at the public offering price set forth on the cover page of this prospectus and may offer the MEDS to selected dealers at such price less a concession not to exceed $o per MEDS. The underwriters may allow, and such dealers may reallow, a concession to other dealers not to exceed $o per MEDS. After the initial public offering of the MEDS, the public offering price and other selling terms may be varied by the underwriters.

     We have granted to the underwriters an option, exercisable for 30 days from the date of this prospectus, to purchase up to o additional MEDS at the same public offering price per MEDS as is being paid by the underwriters for the MEDS offered hereby. The underwriters may exercise the option only to cover over-allotments, if any, made in connection with the distribution of the MEDS offered hereby.

     Because proceeds from the sale of the MEDS will be used by us to purchase the contract from the seller, the underwriting agreement provides that the seller will pay to the underwriters as compensation $o per MEDS. The following table shows compensation for each MEDS and the total compensation to be paid to the underwriters by the seller assuming in one case no exercise and in the other case full exercise of the underwriters' overallotment option.

                                    No Exercise of     Full Exercise of
                                      the Over-            the Over-
                                   allotment Option    allotment Option
                                   ----------------    ----------------
For each MEDS...............
   Total....................

     XYZ Company, its executive officers, the seller and members of the seller have agreed that, for a period of 90 days from the date of this prospectus, they will not, without the prior written consent of J.P. Morgan Securities Inc., directly or indirectly offer, sell, offer to sell, contract to sell, or otherwise dispose of, any shares of common stock of XYZ Company or any securities which are substantially similar to XYZ common stock, including but not limited to any securities convertible into, or exercisable or exchangeable for, or that represent the right to receive, XYZ common stock or any substantially similar securities or enter into any swap, option, future, forward or other agreement that transfers in whole or in part, the economic consequences of ownership of XYZ common stock or any securities substantially similar to such stock. J.P. Morgan Securities Inc. in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice.

     The MEDS will be a new issue of securities with no established trading market. We have applied to have the MEDS approved for listing on The Nasdaq National Market under the symbol "o." The representative intends to make a market in the MEDS, subject to applicable laws and regulations. However, the representative is not obligated to do so and any such market-making may be discontinued at any time at the sole discretion of the representative without notice. Accordingly, no assurance can be given as to the liquidity of such market.

     In connection with the formation of the trust, J.P. Morgan Securities Inc. subscribed for and purchased o MEDS for a purchase price of $o. Under the contract, the seller will be obligated to deliver to us XYZ common stock in respect of such MEDS on the same terms as the MEDS offered hereby. J.P. Morgan Securities Inc. sponsored our formation for purposes of this offering, including selecting our initial trustees.

     Pursuant to the contract, we have agreed, subject to the terms and conditions set forth therein, to purchase from the seller a number of shares of XYZ common stock equal to the total number of MEDS to be severally purchased by the underwriters from us pursuant to the underwriting agreement (including any MEDS to be severally purchased by the underwriters upon exercise of the over-allotment option) plus the number of MEDS purchased by J.P. Morgan Securities Inc. in connection with our organization. Pursuant to the terms of the contract, the seller will deliver to us at the exchange date a number of shares of XYZ common stock (or, at the option of the seller, the cash equivalent) and/or such other consideration as is permitted or required by the terms of the contract, that are expected to have the same value as the shares of XYZ common stock delivered pursuant to the MEDS. The closing of the offering of the MEDS is conditioned upon execution of the contract by the seller and us.

     We estimate that the total expenses of this offering, excluding underwriting discounts, will be approximately $o. The seller will be responsible for these expenses.

     In connection with this offering, the underwriters may engage in transactions that stabilize, maintain or otherwise affect the price of the MEDS or XYZ common stock. Specifically, the underwriters may overallot this offering, creating a short position. In addition the underwriters may bid for, and purchase, the MEDS or XYZ common stock in the open market to cover shorts or to stabilize the price of the MEDS or XYZ common stock. Finally, the underwriting syndicate may reclaim selling concessions allowed for distributing MEDS in this offering, if the syndicate repurchases previously distributed MEDS in covering transactions, in stabilization transactions or otherwise. Any of these activities may stabilize or maintain the market price of the MEDS or XYZ common stock above independent market levels. The underwriters are not required to engage in these activities, and may end any of these activities at any time.

     In addition, in connection with this offering, the underwriters may engage in passive market making transactions in the MEDS or XYZ common stock on the Nasdaq National Market, prior to the pricing and completion of the MEDS offering. Passive market making consists of displaying bids on the Nasdaq National Market no higher than the bid prices of independent market makers and making purchases at prices no higher than those independent bids and effected in response to order flow. Net purchases by a passive market maker on each day are limited to a specified percentage of the passive market maker's average daily trading volume in XYZ common stock during a specified period and must be discontinued when such limit is reached. Passive market making may cause the price of XYZ common stock to be higher than the price that otherwise would exist in the open market in the absence of such transactions. If passive market making is commenced, it may be discontinued at any time.

     XYZ Company and the seller have agreed to indemnify the underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended, or to contribute to payments the underwriters may be required to make in respect of any of those liabilities.

                                 Legal Matters

     Davis Polk & Wardwell, New York, New York will pass upon certain legal matters for us and for the underwriters. Richards, Layton & Finger, P.A., Wilmington, Delaware will pass upon certain matters of Delaware law. o will pass upon certain legal matters for the seller.

                                    Experts

     The statement of assets, liabilities and capital included in this prospectus has been audited by o, independent auditors, as stated in their opinion, which appears in this prospectus. The statement has been included in reliance upon the opinion given on the authority of o as experts in auditing and accounting.

                      Where You Can Find More Information

     We filed a Registration Statement on Form N-2 to register the MEDS with the SEC. This prospectus is a part of that Registration Statement. As permitted by SEC rules, this prospectus does not contain all the information you can find in the Registration Statement or the exhibits to the Registration Statement. You may read and copy any reports, statements or other information we file at the SEC's public reference rooms in Washington, D.C., New York, New York and Chicago, Illinois. Please call the SEC at 1-800-SEC-0330 for further information on the public reference rooms. Our SEC filings are also available to the public from commercial document retrieval services and at the web site maintained by the SEC at "http://www.sec.gov."

                          Independent Auditors' Report

To the Board of Trustees and Shareholders of XYZ MEDS Trust:

     We have audited the accompanying statement of assets, liabilities and capital of XYZ MEDS Trust as of o, 2000. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets, liabilities and capital is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

     In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of XYZ MEDS Trust, as of o, 2000 in conformity with generally accepted accounting principles.

o
New York, New York
o

                  Statement of Assets, Liabilities and Capital

Assets
   Cash.............................................   $
                                                       ------
      Total Assets..................................   $
                                                       ======
Liabilities
      Total Liabilities.............................   $    0
                                                       ======
Net Assets..........................................   $
                                                       ======
Capital                                                $
                                                       ======
---------
(1) The Trust was created as a Delaware business trust on August 1, 2000 and has had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act. Costs incurred in connection with the organization of the Trust and ongoing administrative expenses will be paid by the seller.

(2) Offering expenses will be payable upon completion of the offering and also will be paid by the seller.

                                     PART C
                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

1.   Financial Statements

     Part A -  Independent Auditors' Report
               Statement of Assets, Liabilities and Capital as of o
     Part B -  None

2.   Exhibits

     (a)(1)  Trust Agreement
        (2)  Certificate of Trust
     (b)     Not applicable
     (c)     Not applicable
     (d)(1)  Form of specimen certificate for MEDS*
        (2) Portions of the Trust Agreement of the Registrant defining the rights of holders of MEDS*
     (e)     Not applicable
     (f)     Not applicable
     (g)     Not applicable
     (h)     Form of Underwriting Agreement*
     (i)     Not applicable
     (j)     Form of Custodian Agreement*
     (k)(1)  Form of Paying Agent Agreement*
        (2)  Form of Forward Purchase Contract*
        (3)  Form of Administration Agreement*
        (4)  Form of Security and Pledge Agreement*
        (5)  Form of Fund Expense Agreement*
        (6)  Form of Fund Indemnity Agreement*
     (l) Opinion and Consent of Richards, Layton & Finger, P.A., counsel to the Trust*
     (m)     Not applicable
     (n)(1)  Consent of o, independent auditors for the Trust*
        (2) Tax opinion and consent of Davis Polk & Wardwell, counsel to the Trust*
     (o)     Not applicable
     (p)     Not applicable
     (q)     Not applicable
     (r)     Financial Data Schedule*

--------
* To be filed by amendment.


Item 25.  Marketing Arrangements

     See Exhibit (h) to this Registration Statement.

Item 26.  Other Expenses of Issuance and Distribution

     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

SEC Registration fees                                          $2,640
Listing fee                                                         *
Printing (other than certificates)                                  *
Engraving and printing certificates                                 *
Fees and expenses of qualifications under state
  securities laws (including fees of counsel)                       *
Accounting fees and expenses                                        *
Legal fees and expenses                                             *
NASD fees                                                       1,500
Miscellaneous                                                       *
                                                               ------
     Total                                                          *
---------
* To be furnished by amendment.


Item 27.  Person Controlled by or under Common Control with Registrant

     The Trust will be internally managed and will not have an investment adviser. The information in the prospectus under the caption "Management and Administration of the Trust" is incorporated herein by reference.

Item 28.  Number of Holders of Securities

     There will be one record holder of the MEDS as of the effective date of this Registration Statement.

Item 29.  Indemnification

     The underwriting agreement provides for indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the registrant, pursuant to the foregoing provisions or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 30.  Business and Other Connections of Investment Adviser

     The registrant is internally managed and does not have an investment adviser.

Item 31.  Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the registrant (Puglisi & Associates, 850 Library Avenue, Suite 204, Newark, Delaware 19716) and its paying agent (o).

Item 32.  Management Services

          Not applicable.

Item 33.  Undertakings

     (a) The registrant hereby undertakes to suspend the offering of the MEDS covered hereby until it amends its prospectuses contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     (b) The registrant hereby undertakes that (i) for purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectuses filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective, and (ii) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of Delaware, on the 8th day of August, 2000.

                                           XYZ MEDS Trust


                                           By: /s/ Donald J. Puglisi
                                              --------------------------
                                              Name:  Donald J. Puglisi
                                              Title: Trustee


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

             Name                         Title                      Date
             ----                         -----                      ----
                               Principal Executive Officer,
By: /s/ Donald J. Puglisi      Principal Financial Officer,       August 8, 2000
    -------------------------- Principal Accounting Officer,
    Name:  Donald J. Puglisi   and Trustee
    Title: Trustee

                                 EXHIBIT INDEX


      1.(a)(1)  Trust Agreement
           (2)  Certificate of Trust
      1.(b)     Not applicable
        (c)     Not applicable
        (d)(1)  Form of specimen certificate for MEDS*
           (2)  Portions of the Trust Agreement of the Registrant defining the rights of holders of MEDS*
        (e)     Not applicable
        (f)     Not applicable
        (g)     Not applicable
        (h)     Form of Underwriting Agreement*
        (i)     Not applicable
        (j)     Form of Custodian Agreement*
        (k)(1)  Form of Paying Agent Agreement*
           (2)  Form of Forward Purchase Contract*
           (3)  Form of Administration Agreement*
           (4)  Form of Security and Pledge Agreement*
           (5)  Form of Fund Expense Agreement*
           (6)  Form of Fund Indemnity Agreement*
        (l)     Opinion and Consent of Richards, Layton & Finger, P.A., counsel to the Trust*
        (m)     Not applicable
        (n)(1)  Consent of o, independent auditors for the Trust*
           (2)  Tax opinion and consent of Davis Polk & Wardwell, counsel to the
                Trust*
        (o)     Not applicable
        (p)     Not applicable
        (q)     Not applicable
        (r)     Financial Data Schedule*

---------
* To be filed by amendment.